Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (1.9%)
Linde plc	687,347	118,911
Air Products & Chemicals Inc.	281,996	56,289
Ecolab Inc.	332,045	51,743
Newmont Corp.	1,048,229	47,464
DuPont de Nemours Inc.	947,686	32,316
Dow Inc.	949,266	27,757
PPG Industries Inc.	302,437	25,284
LyondellBasell Industries NV	319,316	15,848
International Paper Co.	498,372	15,514
Nucor Corp.	388,379	13,989
International Flavors & Fragrances Inc.	136,666	13,951
FMC Corp.	165,776	13,542
Freeport-McMoRan Inc.	1,769,770	11,946
Celanese Corp.	154,983	11,374
RPM International Inc.	164,697	9,799
Arconic Inc.	498,909	8,012
Albemarle Corp.	135,012	7,611
CF Industries Holdings Inc.	277,006	7,535
Royal Gold Inc.	84,005	7,368
Eastman Chemical Co.	156,043	7,269
Reliance Steel & Aluminum Co.	81,592	7,147
Steel Dynamics Inc.	260,433	5,870
Scotts Miracle-Gro Co.	50,131	5,133
Mosaic Co.	439,241	4,753
* Axalta Coating Systems Ltd.	267,048	4,612
NewMarket Corp.	11,946	4,574
Balchem Corp.	40,795	4,027
Ashland Global Holdings Inc.	77,262	3,869
Huntsman Corp.	266,477	3,845
WR Grace & Co.	85,510	3,044
Commercial Metals Co.	150,025	2,369
Olin Corp.	202,422	2,362
Sensient Technologies Corp.	54,094	2,354
* Element Solutions Inc.	281,371	2,352
* Univar Solutions Inc.	214,248	2,297
Stepan Co.	25,878	2,289
Innospec Inc.	31,327	2,177
PolyOne Corp.	113,101	2,146
Quaker Chemical Corp.	16,856	2,129
^ Cleveland-Cliffs Inc.	504,030	1,991
* Ingevity Corp.	54,995	1,936
Chemours Co.	215,548	1,912
Westlake Chemical Corp.	48,599	1,855
HB Fuller Co.	65,093	1,818
Compass Minerals International Inc.	43,611	1,678

	Cabot Corp.	64,155	1,676
	Minerals Technologies Inc.	44,508	1,614
	Domtar Corp.	72,531	1,570
*	Alcoa Corp.	234,751	1,446
	Kaiser Aluminum Corp.	20,628	1,429
*	GCP Applied Technologies Inc.	78,671	1,400
^	United States Steel Corp.	215,497	1,360
	Worthington Industries Inc.	47,026	1,234
	Carpenter Technology Corp.	60,696	1,184
	Hecla Mining Co.	634,046	1,154
	Schweitzer-Mauduit International Inc.	39,371	1,095
*	Ferro Corp.	111,008	1,039
	Neenah Inc.	21,378	922
	Materion Corp.	25,274	885
*	Coeur Mining Inc.	266,397	855
	Chase Corp.	8,838	727
	PH Glatfelter Co.	57,044	697
	GrafTech International Ltd.	85,601	695
	Warrior Met Coal Inc.	63,806	678
	Tredegar Corp.	38,477	601
*	PQ Group Holdings Inc.	51,278	559
	Tronox Holdings plc Class A	108,134	539
	Arch Coal Inc.	18,320	529
*	OMNOVA Solutions Inc.	51,598	523
	American Vanguard Corp.	34,695	502
*	Clearwater Paper Corp.	22,649	494
*	Verso Corp.	42,679	481
	Hawkins Inc.	12,906	459
	SunCoke Energy Inc.	107,122	412
	Schnitzer Steel Industries Inc.	31,362	409
	FutureFuel Corp.	36,222	408
	Haynes International Inc.	16,486	340
*	Koppers Holdings Inc.	26,324	326
*	Kraton Corp.	40,056	324
*	AdvanSix Inc.	32,936	314
	Kronos Worldwide Inc.	30,597	258
	Peabody Energy Corp.	82,742	240
*	Century Aluminum Co.	62,625	227
	Gold Resource Corp.	68,800	189
	US Silica Holdings Inc.	94,753	171
	NACCO Industries Inc.	5,414	152
*	TimkenSteel Corp.	45,826	148
	Olympic Steel Inc.	13,827	143
*,^	Uranium Energy Corp.	255,317	143
*,^	Energy Fuels Inc.	109,583	129
*	Synalloy Corp.	11,687	102
*	Ryerson Holding Corp.	17,637	94
*	Resolute Forest Products Inc.	74,075	93
	Northern Technologies International Corp.	12,332	91
*	Intrepid Potash Inc.	112,982	90
*	CONSOL Energy Inc.	24,489	90
*	LSB Industries Inc.	38,041	80
*	Ur-Energy Inc.	192,839	75
	Rayonier Advanced Materials Inc.	68,586	73
*	AgroFresh Solutions Inc.	43,901	72
*	Marrone Bio Innovations Inc.	87,556	72
*	Universal Stainless & Alloy Products Inc.	9,128	70

*	Contura Energy Inc.	23,876	56
	Friedman Industries Inc.	12,162	54
*	Ampco-Pittsburgh Corp.	17,598	44
	United-Guardian Inc.	2,927	42
*	Golden Minerals Co.	174,185	37
	NL Industries Inc.	9,862	29
*	Ramaco Resources Inc.	12,183	29
	Hallador Energy Co.	29,570	28
*,^	Hi-Crush Inc.	90,037	21
*	General Moly Inc.	71,757	12
*	Solitario Zinc Corp.	56,237	11
*	Ikonics Corp.	3,253	10
			614,116
Consumer Goods (8.1%)
	Procter & Gamble Co.	3,190,021	350,902
	Coca-Cola Co.	4,930,396	218,170
	PepsiCo Inc.	1,783,661	214,218
	Philip Morris International Inc.	1,989,911	145,184
	NIKE Inc.	1,593,544	131,850
*	Tesla Inc.	184,333	96,590
	Altria Group Inc.	2,388,286	92,355
	Mondelez International Inc.	1,840,457	92,170
	Colgate-Palmolive Co.	1,095,435	72,693
*	Activision Blizzard Inc.	982,813	58,458
	Kimberly-Clark Corp.	438,269	56,041
	Estee Lauder Cos. Inc. Class A	284,124	45,272
	General Mills Inc.	771,652	40,720
*	Electronic Arts Inc.	372,314	37,295
	General Motors Co.	1,638,412	34,046
*	Lululemon Athletica Inc.	149,517	28,341
	Clorox Co.	160,300	27,772
	Constellation Brands Inc. Class A	192,471	27,593
*	Monster Beverage Corp.	482,102	27,123
	Hershey Co.	189,508	25,110
	Archer-Daniels-Midland Co.	708,883	24,939
	Ford Motor Co.	4,980,030	24,054
	VF Corp.	431,655	23,344
	Corteva Inc.	957,897	22,511
	McCormick & Co. Inc.	158,105	22,326
	Tyson Foods Inc.	377,391	21,840
	Kraft Heinz Co.	858,642	21,243
	Brown-Forman Corp.	375,693	20,855
	Church & Dwight Co. Inc.	314,061	20,156
	Kellogg Co.	327,091	19,622
	Tiffany & Co.	145,551	18,849
	Conagra Brands Inc.	622,725	18,271
*	Take-Two Interactive Software Inc.	144,870	17,183
	Aptiv plc	326,583	16,081
	Hormel Foods Corp.	341,396	15,923
	JM Smucker Co.	138,407	15,363
	DR Horton Inc.	441,727	15,019
	Garmin Ltd.	182,827	13,705
	Lennar Corp. Class A	354,134	13,528
	Genuine Parts Co.	176,770	11,902
	Hasbro Inc.	164,419	11,764
	Campbell Soup Co.	251,301	11,600
*	NVR Inc.	4,494	11,546

	Lamb Weston Holdings Inc.	185,909	10,615
	Pool Corp.	48,435	9,531
	Molson Coors Beverage Co. Class B	225,968	8,815
*	WABCO Holdings Inc.	65,136	8,797
	Keurig Dr Pepper Inc.	359,977	8,737
	Fortune Brands Home & Security Inc.	178,909	7,738
*	Zynga Inc.	1,086,118	7,440
	PulteGroup Inc.	330,747	7,382
*	LKQ Corp.	352,873	7,237
	Gentex Corp.	323,194	7,162
	Bunge Ltd.	173,032	7,100
	Whirlpool Corp.	81,385	6,983
*	Post Holdings Inc.	80,904	6,713
	Newell Brands Inc.	486,463	6,460
	BorgWarner Inc.	264,232	6,439
	Ingredion Inc.	84,960	6,414
	Lear Corp.	77,482	6,295
*	Mohawk Industries Inc.	74,011	5,643
*	US Foods Holding Corp.	282,016	4,995
*	Deckers Outdoor Corp.	35,836	4,802
*	Helen of Troy Ltd.	32,701	4,710
	Flowers Foods Inc.	229,460	4,709
	Tapestry Inc.	357,277	4,627
	Leggett & Platt Inc.	170,809	4,557
*	Middleby Corp.	72,132	4,103
*	Skechers U.S.A. Inc.	172,024	4,084
	Ralph Lauren Corp.	61,022	4,078
*	Darling Ingredients Inc.	208,617	3,999
*,^	Mattel Inc.	445,517	3,925
*	Boston Beer Co. Inc. Class A	10,542	3,875
	Brunswick Corp.	105,774	3,741
	Harley-Davidson Inc.	196,854	3,726
	Carter's Inc.	56,660	3,724
	PVH Corp.	95,956	3,612
	Hanesbrands Inc.	458,771	3,611
*	Herbalife Nutrition Ltd.	123,239	3,594
	Polaris Inc.	74,273	3,576
	Lancaster Colony Corp.	24,239	3,506
	WD-40 Co.	17,430	3,501
*,^	Beyond Meat Inc.	51,099	3,403
*	TreeHouse Foods Inc.	73,375	3,240
	Toll Brothers Inc.	164,813	3,173
	Valvoline Inc.	241,983	3,168
*	Freshpet Inc.	49,059	3,133
	Sanderson Farms Inc.	25,305	3,121
	Thor Industries Inc.	67,928	2,865
	Columbia Sportswear Co.	39,677	2,768
*	Tempur Sealy International Inc.	62,763	2,743
*	Hain Celestial Group Inc.	102,854	2,671
*	Under Armour Inc. Class A	273,248	2,517
	Energizer Holdings Inc.	80,855	2,446
	J&J Snack Foods Corp.	19,863	2,403
	Steven Madden Ltd.	97,894	2,274
	Spectrum Brands Holdings Inc	60,671	2,207
	LCI Industries	31,235	2,087
	KB Home	112,203	2,031
*	Fitbit Inc.	300,638	2,002

*	Dorman Products Inc.	36,101	1,995
	Coty Inc.	384,845	1,986
*	Capri Holdings Ltd.	181,062	1,954
*	Fox Factory Holding Corp.	46,016	1,933
	Reynolds Consumer Products Inc.	63,138	1,842
*	Taylor Morrison Home Corp.	167,118	1,838
	Goodyear Tire & Rubber Co.	306,532	1,784
*	Visteon Corp.	37,030	1,777
*	Under Armour Inc. Class C	218,200	1,759
	Herman Miller Inc.	77,619	1,723
*	Meritage Homes Corp.	46,400	1,694
	Cal-Maine Foods Inc.	38,061	1,674
*	Cavco Industries Inc.	11,544	1,673
*	Edgewell Personal Care Co.	69,133	1,665
*	Hostess Brands Inc.	145,998	1,556
	Nu Skin Enterprises Inc.	70,424	1,539
^	B&G Foods Inc.	84,245	1,524
*	TRI Pointe Group Inc.	173,440	1,521
	Wolverine World Wide Inc.	99,180	1,508
	MDC Holdings Inc.	64,759	1,502
*,^	iRobot Corp.	35,923	1,469
	Dana Inc.	179,917	1,405
	Vector Group Ltd.	148,180	1,396
*	Crocs Inc.	81,652	1,387
	Kontoor Brands Inc.	71,848	1,377
*	YETI Holdings Inc.	70,373	1,374
	HNI Corp.	53,487	1,347
	Universal Corp.	29,702	1,313
*	Central Garden & Pet Co. Class A	50,081	1,281
*	Gentherm Inc.	40,678	1,277
	Coca-Cola Consolidated Inc.	6,035	1,258
*	Meritor Inc.	92,634	1,227
	Callaway Golf Co.	119,748	1,224
	La-Z-Boy Inc.	58,371	1,200
*	Pilgrim's Pride Corp.	65,393	1,185
	Sturm Ruger & Co. Inc.	22,452	1,143
	Calavo Growers Inc.	19,629	1,132
	Acushnet Holdings Corp.	43,538	1,120
	Winnebago Industries Inc.	40,135	1,116
	Inter Parfums Inc.	23,890	1,107
*	LGI Homes Inc.	24,371	1,100
	Fresh Del Monte Produce Inc.	39,719	1,097
	Steelcase Inc.	108,460	1,070
*	Glu Mobile Inc.	166,868	1,050
	Cooper Tire & Rubber Co.	62,284	1,015
*	Skyline Champion Corp.	63,833	1,001
	John B Sanfilippo & Son Inc.	11,109	993
	Standard Motor Products Inc.	23,648	983
*	BellRing Brands Inc. Class A	52,102	888
*	Delphi Technologies plc	109,531	882
	Medifast Inc.	14,095	881
	Seaboard Corp.	310	872
*	American Woodmark Corp.	19,043	868
*	USANA Health Sciences Inc.	15,023	868
*	Welbilt Inc.	158,374	812
	Lennar Corp.	26,476	766
*	Malibu Boats Inc.	26,575	765

	Tootsie Roll Industries Inc.	20,788	748
	Oxford Industries Inc.	20,428	741
	Andersons Inc.	38,484	722
	Knoll Inc.	69,586	718
*	Sonos Inc.	84,651	718
	Levi Strauss & Co. Class A	56,774	706
*	Sleep Number Corp.	34,463	660
*	Vista Outdoor Inc.	74,970	660
*	Universal Electronics Inc.	16,432	630
*,^	National Beverage Corp.	14,579	622
	ACCO Brands Corp.	116,445	588
*	M/I Homes Inc.	34,631	572
	Interface Inc.	74,073	560
*	American Outdoor Brands Corp.	65,616	545
	Kimball International Inc.	45,086	537
*	Stoneridge Inc.	31,670	530
*	American Axle & Manufacturing Holdings Inc.	146,376	528
*	Century Communities Inc.	32,947	478
	National Presto Industries Inc.	6,488	459
	MGP Ingredients Inc.	17,019	458
	Signet Jewelers Ltd.	66,544	429
*	Central Garden & Pet Co.	15,049	414
*	G-III Apparel Group Ltd.	53,626	413
	Johnson Outdoors Inc.	6,252	392
*	elf Beauty Inc.	38,985	384
*,^	GoPro Inc.	146,026	383
*	Seneca Foods Corp.	9,066	361
	Ethan Allen Interiors Inc.	31,444	321
*	Landec Corp.	36,782	320
*	Motorcar Parts of America Inc.	24,983	314
	Clarus Corp.	31,540	309
*	Primo Water Corp.	30,720	278
*	Beazer Homes USA Inc.	40,781	263
	Limoneira Co.	19,434	255
	Movado Group Inc.	20,973	248
*	Tenneco Inc.	67,061	241
^	Turning Point Brands Inc.	11,328	239
	Hooker Furniture Corp.	15,264	238
*	Unifi Inc.	19,978	231
	Camping World Holdings Inc.	39,628	225
	Oil-Dri Corp. of America	6,706	224
*	Green Brick Partners Inc.	26,578	214
*	Craft Brew Alliance Inc.	14,279	213
*	Cooper-Standard Holdings Inc.	19,908	204
*,^	Akoustis Technologies Inc.	36,977	199
*	Fossil Group Inc.	58,151	191
	Rocky Brands Inc.	9,372	181
*	Celsius Holdings Inc.	40,834	172
*	Veru Inc.	50,532	165
*	MasterCraft Boat Holdings Inc.	22,563	165
	Weyco Group Inc.	7,434	150
*	Lakeland Industries Inc.	9,174	142
*	Lifevantage Corp.	13,782	142
*	Vera Bradley Inc.	32,558	134
*	XPEL Inc.	11,917	119
*,^	New Age Beverages Corp.	83,110	116
*	22nd Century Group Inc.	148,514	111

	Superior Group of Cos. Inc.	13,164	111
	Acme United Corp.	5,355	109
	Flexsteel Industries Inc.	9,749	107
*	ZAGG Inc.	33,366	104
	Culp Inc.	13,935	103
	Tupperware Brands Corp.	62,994	102
*	Nautilus Inc.	39,087	102
	Hamilton Beach Brands Holding Co.	10,712	102
*	Farmer Brothers Co.	13,920	97
	Alico Inc.	3,033	94
*	Purple Innovation Inc. Class A	16,567	94
*,^	Funko Inc.	22,653	90
	Lifetime Brands Inc.	15,628	88
	Marine Products Corp.	10,544	85
*	Delta Apparel Inc.	8,147	85
*	VOXX International Corp.	28,587	81
	Bassett Furniture Industries Inc.	13,657	74
	Escalade Inc.	12,067	72
*	Nature's Sunshine Products Inc.	8,635	70
	Strattec Security Corp.	4,533	66
*	Legacy Housing Corp.	7,084	66
*	Natural Alternatives International Inc.	10,100	64
*	Lovesac Co.	10,720	62
*	US Auto Parts Network Inc.	35,456	62
*,^	Revlon Inc.	5,671	62
*	Eastman Kodak Co.	29,730	51
*	S&W Seed Co.	24,763	50
*	Hovnanian Enterprises Inc. Class A	5,849	48
*,^	Vuzix Corp.	30,030	37
*	LS Starrett Co. Class A	11,175	36
	Superior Industries International Inc.	30,144	36
*	Bridgford Foods Corp.	1,495	34
*,^	Pyxus International Inc.	10,911	34
*	RiceBran Technologies	33,557	34
*	Vince Holding Corp.	6,249	24
*	New Home Co. Inc.	17,246	24
*	Unique Fabricating Inc.	9,987	23
*	Emerson Radio Corp.	32,812	23
	Kewaunee Scientific Corp.	2,881	22
	Crown Crafts Inc.	4,478	21
*	Shiloh Industries Inc.	17,046	21
*	Tandy Leather Factory Inc.	5,825	21
*	Core Molding Technologies Inc.	12,449	19
*	Libbey Inc.	31,918	16
	CompX International Inc.	1,065	16
*	Lifeway Foods Inc.	7,962	15
*	Reed's Inc.	27,690	13
*	Zedge Inc. Class B	14,083	12
*	Centric Brands Inc.	9,467	11
	Rocky Mountain Chocolate Factory Inc.	1,888	9
*	Nova Lifestyle Inc.	8,110	9
*	JAKKS Pacific Inc.	24,492	9
*,^	Casper Sleep Inc.	1,664	7
*,^	Sequential Brands Group Inc.	33,489	7
*	Charles & Colvard Ltd.	9,432	6
*	Willamette Valley Vineyards Inc.	800	4
*	Coffee Holding Co. Inc.	1,302	3

* Cyanotech Corp.	997	2
* Innovate Biopharmaceuticals Inc.	200	—
		2,602,160
Consumer Services (13.4%)
* Amazon.com Inc.	538,996	1,050,891
Home Depot Inc.	1,394,659	260,397
Walt Disney Co.	2,304,652	222,629
* Netflix Inc.	560,564	210,492
Walmart Inc.	1,819,252	206,703
Comcast Corp.	5,805,105	199,580
Costco Wholesale Corp.	561,913	160,218
McDonald's Corp.	962,927	159,220
CVS Health Corp.	1,664,329	98,745
Starbucks Corp.	1,434,709	94,318
Lowe's Cos. Inc.	986,562	84,894
* Charter Communications Inc.	192,113	83,821
* Booking Holdings Inc.	53,508	71,985
TJX Cos. Inc.	1,388,942	66,405
Target Corp.	647,430	60,192
Dollar General Corp.	328,232	49,566
Walgreens Boots Alliance Inc.	970,382	44,395
Ross Stores Inc.	461,760	40,159
* Uber Technologies Inc.	1,309,340	36,557
Kroger Co.	1,021,784	30,776
eBay Inc.	985,457	29,623
* O'Reilly Automotive Inc.	96,641	29,094
Sysco Corp.	619,722	28,278
McKesson Corp.	206,316	27,906
Yum! Brands Inc.	387,383	26,547
* AutoZone Inc.	30,440	25,752
Marriott International Inc.	333,011	24,913
Hilton Worldwide Holdings Inc.	358,562	24,468
* Chipotle Mexican Grill Inc.	35,616	23,307
* Dollar Tree Inc.	302,330	22,212
Southwest Airlines Co.	606,455	21,596
Delta Air Lines Inc.	744,886	21,252
Las Vegas Sands Corp.	491,836	20,888
* Copart Inc.	267,518	18,330
Domino's Pizza Inc.	52,293	16,947
Best Buy Co. Inc.	286,361	16,323
AmerisourceBergen Corp. Class A	184,145	16,297
* Liberty Broadband Corp. Class C	147,175	16,295
Omnicom Group Inc.	278,193	15,273
* Burlington Stores Inc.	84,646	13,413
Tractor Supply Co.	151,176	12,782
FactSet Research Systems Inc.	48,341	12,602
* Ulta Beauty Inc.	71,480	12,559
* CarMax Inc.	210,362	11,324
Fox Corp. Class A	466,984	11,035
Cable One Inc.	6,564	10,791
Expedia Group Inc.	178,456	10,042
* Trade Desk Inc.	50,914	9,826
* Roku Inc.	111,057	9,715
ViacomCBS Inc. Class B	686,546	9,619
* Altice USA Inc.	402,166	8,964
* United Airlines Holdings Inc.	276,139	8,712
Service Corp. International	220,446	8,622

	Darden Restaurants Inc.	156,424	8,519
*	Live Nation Entertainment Inc.	177,940	8,089
	Interpublic Group of Cos. Inc.	495,010	8,014
*	Discovery Communications Inc.	448,626	7,869
	Advance Auto Parts Inc.	84,026	7,841
*	Liberty Broadband Corp. Class A	71,959	7,700
	Vail Resorts Inc.	51,666	7,632
*	Bright Horizons Family Solutions Inc.	73,869	7,535
	MGM Resorts International	597,657	7,052
	Wynn Resorts Ltd.	116,763	7,028
^	Sirius XM Holdings Inc.	1,408,970	6,960
	Royal Caribbean Cruises Ltd.	216,095	6,952
*	Lyft Inc. Class A	256,590	6,889
	Rollins Inc.	189,766	6,858
*	Liberty Media Corp-Liberty Formula One Class C	250,152	6,812
	Carnival Corp.	504,538	6,645
	Aramark	317,550	6,341
	Casey's General Stores Inc.	47,033	6,231
^	American Airlines Group Inc.	508,001	6,193
*	DISH Network Corp.	308,647	6,170
*	Liberty Media Corp-Liberty SiriusXM Class C	193,408	6,116
*	Etsy Inc.	151,226	5,813
	Nielsen Holdings plc	455,348	5,710
	Dunkin' Brands Group Inc.	105,995	5,628
	News Corp. Class A	624,076	5,601
	New York Times Co.	179,523	5,513
*	Chegg Inc.	147,848	5,290
*	IAA Inc.	171,736	5,145
*	Planet Fitness Inc.	105,266	5,126
*	Five Below Inc.	70,999	4,997
*	Madison Square Garden Co.	23,544	4,977
*	Grubhub Inc.	118,130	4,811
*	Grand Canyon Education Inc.	61,975	4,728
*	Caesars Entertainment Corp.	695,584	4,702
*	ServiceMaster Global Holdings Inc.	172,754	4,664
	Alaska Air Group Inc.	156,687	4,461
*	BJ's Wholesale Club Holdings Inc.	174,535	4,445
	Churchill Downs Inc.	43,025	4,429
	Fox Corp. Class B	190,729	4,364
*,^	Wayfair Inc.	79,587	4,253
	Williams-Sonoma Inc.	99,899	4,248
	Dolby Laboratories Inc.	78,141	4,236
	Wyndham Hotels & Resorts Inc.	122,335	3,855
*	frontdoor Inc.	109,208	3,798
	Strategic Education Inc.	26,938	3,765
*	Performance Food Group Co.	149,970	3,707
	H&R Block Inc.	258,905	3,645
*	Liberty Media Corp-Liberty SiriusXM Class A	113,757	3,605
*	Discovery Inc.	182,167	3,541
*,^	Carvana Co.	64,184	3,536
	L Brands Inc.	305,438	3,531
	Wendy's Co.	233,420	3,473
	Texas Roadhouse Inc.	83,667	3,455
*	Floor & Decor Holdings Inc. Class A	104,205	3,344
*	JetBlue Airways Corp.	370,964	3,320
	Amerco	11,409	3,315
	Nexstar Media Group Inc.	56,565	3,266

	Morningstar Inc.	27,893	3,243
*,^	Ollie's Bargain Outlet Holdings Inc.	69,655	3,228
*	Murphy USA Inc.	37,260	3,143
	Wingstop Inc.	38,348	3,056
	Foot Locker Inc.	137,861	3,040
	TEGNA Inc.	278,235	3,022
*	Qurate Retail Group Inc. QVC Group Class A	492,173	3,005
	Kohl's Corp.	203,540	2,970
*	Norwegian Cruise Line Holdings Ltd.	270,550	2,965
*	AutoNation Inc.	101,897	2,859
	Choice Hotels International Inc.	46,228	2,831
*	Sprouts Farmers Market Inc.	150,283	2,794
*	LiveRamp Holdings Inc.	82,041	2,701
*	Stamps.com Inc.	20,517	2,669
^	Cracker Barrel Old Country Store Inc.	31,198	2,596
	Gap Inc.	366,623	2,581
	Marriott Vacations Worldwide Corp.	46,424	2,580
	Wyndham Destinations Inc.	117,618	2,552
	TripAdvisor Inc.	136,175	2,368
	John Wiley & Sons Inc.	60,128	2,254
	Lithia Motors Inc. Class A	27,122	2,218
*	Grocery Outlet Holding Corp.	62,534	2,147
	Sabre Corp.	359,331	2,131
	World Wrestling Entertainment Inc.	62,059	2,106
^	Nordstrom Inc.	137,240	2,105
*	Chewy Inc.	56,018	2,100
	Hyatt Hotels Corp.	43,841	2,100
*	Simply Good Foods Co.	108,935	2,098
	Aaron's Inc.	88,407	2,014
^	Macy's Inc.	403,862	1,983
	KAR Auction Services Inc.	163,358	1,960
*	Cargurus Inc.	102,691	1,945
*	National Vision Holdings Inc.	99,722	1,937
*	Rh	19,000	1,909
	Graham Holdings Co.	5,380	1,836
*	Adtalem Global Education Inc.	67,532	1,809
*	Hilton Grand Vacations Inc.	113,280	1,786
	Extended Stay America Inc.	242,816	1,775
*	Penn National Gaming Inc.	139,438	1,764
	Monro Inc.	40,135	1,758
	Core-Mark Holding Co. Inc.	58,021	1,658
	Dick's Sporting Goods Inc.	76,518	1,627
	Hillenbrand Inc.	84,921	1,623
*	2U Inc.	76,351	1,620
	Papa John's International Inc.	30,050	1,604
	American Eagle Outfitters Inc.	201,540	1,602
	SkyWest Inc.	60,395	1,582
*	Laureate Education Inc.	149,594	1,572
*	Yelp Inc.	83,768	1,510
	PriceSmart Inc.	28,739	1,510
	Boyd Gaming Corp.	99,177	1,430
*	Shake Shack Inc.	36,609	1,382
	Allegiant Travel Co.	16,641	1,361
	Cinemark Holdings Inc.	132,300	1,348
*	AMC Networks Inc.	55,341	1,345
*	Asbury Automotive Group Inc.	23,924	1,321
*,^	Peloton Interactive Inc. Class A	49,227	1,307

	Sinclair Broadcast Group Inc.	80,725	1,298
	Six Flags Entertainment Corp.	101,413	1,272
	Penske Automotive Group Inc.	43,725	1,224
*	Gray Television Inc.	113,985	1,224
*	Sally Beauty Holdings Inc.	149,349	1,207
*	Eldorado Resorts Inc.	79,195	1,140
	Office Depot Inc.	686,917	1,127
*	Spirit Airlines Inc.	86,016	1,109
*	Urban Outfitters Inc.	75,573	1,076
	Jack in the Box Inc.	29,006	1,017
*,^	Trupanion Inc.	38,974	1,015
*	WW International Inc.	59,795	1,011
*,^	Rite Aid Corp.	66,986	1,005
	Group 1 Automotive Inc.	22,299	987
*	Avis Budget Group Inc.	69,999	973
*	Perdoceo Education Corp.	89,858	970
	Matthews International Corp.	38,573	933
*	K12 Inc.	48,844	921
*,^	Stitch Fix Inc. Class A	70,937	901
	Weis Markets Inc.	21,573	899
*	Liberty Media Corp-Liberty Braves Class C	47,005	896
	Rent-A-Center Inc.	62,427	883
	Cheesecake Factory Inc.	51,355	877
*	Lions Gate Entertainment Corp. Class B	152,244	850
*	Providence Service Corp.	14,373	789
*	Hertz Global Holdings Inc.	123,848	765
	Bloomin' Brands Inc.	106,789	762
*	Accel Entertainment Inc.	99,250	744
	Scholastic Corp.	29,180	744
*	Liberty Media Corp-Liberty Formula One Class A	28,462	735
^	PetMed Express Inc.	25,400	731
*	SeaWorld Entertainment Inc.	65,986	727
	Abercrombie & Fitch Co.	79,940	727
*	WillScot Corp.	70,865	718
	Red Rock Resorts Inc.	82,860	708
	Big Lots Inc.	47,522	676
*	Upwork Inc.	104,079	671
*	Scientific Games Corp.	69,160	671
	Ingles Markets Inc.	18,194	658
	Hawaiian Holdings Inc.	61,029	637
*	United Natural Foods Inc.	69,206	635
^	Bed Bath & Beyond Inc.	150,760	635
*	Herc Holdings Inc.	30,609	626
*	SP Plus Corp.	29,718	617
	SpartanNash Co.	42,221	605
	Meredith Corp.	49,455	604
*	TechTarget Inc.	29,090	600
*	MSG Networks Inc.	56,280	574
*	Quotient Technology Inc.	88,039	572
	Brinker International Inc.	47,648	572
*	Groupon Inc.	578,425	567
	Viad Corp.	26,525	563
	Dine Brands Global Inc.	19,441	558
*	Denny's Corp.	70,748	543
	Buckle Inc.	37,963	520
*,^	ANGI Homeservices Inc.	97,234	510
	Dave & Buster's Entertainment Inc.	38,004	497

*	American Public Education Inc.	20,608	493
	EW Scripps Co.	65,229	492
*	iHeartMedia Inc. Class A	66,791	488
*	QuinStreet Inc.	58,527	471
*	BrightView Holdings Inc.	42,115	466
^	Dillard's Inc. Class A	12,350	456
*,^	Lions Gate Entertainment Corp. Class A	74,377	452
*	Zumiez Inc.	26,083	452
*	Boot Barn Holdings Inc.	34,882	451
*	1-800-Flowers.com Inc.	33,447	443
*	America's Car-Mart Inc.	7,695	434
*	Monarch Casino & Resort Inc.	14,713	413
*,^	GameStop Corp. Class A	116,219	407
	Winmark Corp.	3,163	403
	Designer Brands Inc. Class A	80,313	400
*	Digital Turbine Inc.	88,366	381
	Children's Place Inc.	19,324	378
	Sonic Automotive Inc.	27,573	366
	Carriage Services Inc. Class A	22,283	360
*	MarineMax Inc.	33,895	353
	Guess? Inc.	51,534	349
*	Cars.com Inc.	80,753	347
	Marcus Corp.	28,161	347
*	Everi Holdings Inc.	104,124	344
	BJ's Restaurants Inc.	24,021	334
*	Chefs' Warehouse Inc.	32,038	323
*	Rubicon Project Inc.	57,972	322
	National CineMedia Inc.	96,079	313
	Tribune Publishing Co.	38,571	313
	Systemax Inc.	17,608	312
*	Sportsman's Warehouse Holdings Inc.	50,235	309
*	Clean Energy Fuels Corp.	173,089	308
*,^	HF Foods Group Inc.	35,714	300
*	TrueCar Inc.	122,560	297
	Cato Corp. Class A	27,138	290
*	Clear Channel Outdoor Holdings Inc.	448,453	287
	News Corp. Class B	30,796	277
*	EverQuote Inc. Class A	10,487	275
*	Hibbett Sports Inc.	24,458	267
	Village Super Market Inc.	10,801	266
	Nathan's Famous Inc.	4,297	262
	Haverty Furniture Cos. Inc.	21,912	261
	Caleres Inc.	49,446	257
*	Genesco Inc.	18,944	253
*	Liberty Media Corp-Liberty Braves Class A	12,633	246
*	Daily Journal Corp.	1,074	245
*	Houghton Mifflin Harcourt Co.	130,412	245
	Shoe Carnival Inc.	11,621	241
	Entercom Communications Corp. Class A	140,157	240
	Ruth's Hospitality Group Inc.	34,197	228
	Gannett Co. Inc.	153,722	228
	Twin River Worldwide Holdings Inc.	17,335	226
^	AMC Entertainment Holdings Inc.	68,114	215
*	Noodles & Co.	45,019	212
*	Chuy's Holdings Inc.	20,759	209
*	Titan Machinery Inc.	23,701	206
*	Boston Omaha Corp.	11,274	204

	Saga Communications Inc.	7,419	204
*	Hemisphere Media Group Inc.	23,290	199
	Chico's FAS Inc.	153,161	198
*	Regis Corp.	33,063	195
	ViacomCBS Inc. Class A	10,380	185
*,^	Overstock.com Inc.	36,773	184
*	El Pollo Loco Holdings Inc.	21,678	183
*	comScore Inc.	64,187	181
	Entravision Communications Corp. Class A	88,548	180
*	Lumber Liquidators Holdings Inc.	37,719	177
*	Michaels Cos. Inc.	103,911	168
*	Liberty TripAdvisor Holdings Inc.	90,991	164
*	Golden Entertainment Inc	24,266	160
*	Lindblad Expeditions Holdings Inc.	37,716	157
*	RealReal Inc.	22,242	156
	Collectors Universe Inc.	9,794	153
*	Liquidity Services Inc.	38,017	148
*	At Home Group Inc.	72,176	146
*	Gaia Inc.	16,289	145
*,^	JC Penney Co. Inc.	399,803	144
*	Red Robin Gourmet Burgers Inc.	16,848	144
*	Del Taco Restaurants Inc.	40,866	140
	Citi Trends Inc.	15,639	139
*	Express Inc.	92,829	138
*,^	Revolve Group Inc.	15,746	136
	RCI Hospitality Holdings Inc.	11,477	114
^	Tailored Brands Inc.	65,399	114
*	Fiesta Restaurant Group Inc.	28,153	113
*	Drive Shack Inc.	72,521	110
*,^	Blue Apron Holdings Inc. Class A	9,102	110
*	MDC Partners Inc.	75,511	110
	Tilly's Inc.	26,075	108
*	Mesa Air Group Inc.	32,157	106
	Natural Grocers by Vitamin Cottage Inc.	11,815	101
*	Reading International Inc.	25,341	99
*	Cumulus Media Inc. Class A	18,126	98
*	PlayAGS Inc.	33,944	90
	Emerald Holding Inc.	33,529	87
*	Potbelly Corp.	27,369	85
*	Carrols Restaurant Group Inc.	45,917	84
*	Century Casinos Inc.	33,152	80
*	J Alexander's Holdings Inc.	20,016	77
*	Marchex Inc.	52,492	76
*	Kura Sushi USA Inc. Class A	6,173	74
*	Lands' End Inc.	13,310	71
*	Conn's Inc.	16,097	67
*	Duluth Holdings Inc.	16,259	65
*	Lee Enterprises Inc.	63,800	63
*	Chicken Soup For The Soul Entertainment Inc.	8,803	59
*	Barnes & Noble Education Inc.	42,279	58
*	Fluent Inc.	48,810	57
*	A-Mark Precious Metals Inc.	4,552	56
*	Biglari Holdings Inc. Class B	1,078	55
*	Party City Holdco Inc.	118,058	54
*	Zovio Inc. Class A	32,556	54
*	GNC Holdings Inc.	108,755	51
*	Biglari Holdings Inc. Class A	169	50

*	Container Store Group Inc.	20,580	49
	AH Belo Corp. Class A	27,149	47
*	Tuesday Morning Corp.	69,632	40
*	Full House Resorts Inc.	31,564	39
	Townsquare Media Inc.	8,492	39
*,^	Alkaline Water Co. Inc.	62,416	37
	Educational Development Corp.	8,052	37
*,^	Blink Charging Co.	20,953	36
*	Red Lion Hotels Corp.	23,892	35
	Ark Restaurants Corp.	3,264	35
	Big 5 Sporting Goods Corp.	31,098	33
*	Build-A-Bear Workshop Inc.	23,091	33
*	Travelzoo	8,232	32
*	Profire Energy Inc.	39,969	31
*	LiveXLive Media Inc.	18,705	30
*,^	SRAX Inc. Class A	13,612	27
*	Leaf Group Ltd.	20,217	27
*	RealNetworks Inc.	35,959	26
*	Urban One Inc. (XNCM)	26,330	25
*	HyreCar Inc.	18,083	25
*	Luby's Inc.	35,510	24
*	BBQ Holdings Inc.	11,721	23
*	Emmis Communications Corp. Class A	11,066	22
*	AutoWeb Inc.	20,942	21
*	Stein Mart Inc.	46,076	21
*	Destination XL Group Inc.	55,225	19
*	Lazydays Holdings Inc.	7,816	16
	Ascena Retail Group Inc.	11,103	15
*	VistaGen Therapeutics Inc.	34,420	15
*	ONE Group Hospitality Inc.	10,901	14
*,^	Kirkland's Inc.	17,778	14
*	Harte-Hanks Inc.	8,054	13
*	J. Jill Inc.	20,843	12
	Value Line Inc.	342	11
*,^	Stage Stores Inc.	30,218	11
*	Town Sports International Holdings Inc.	16,370	8
*	Good Times Restaurants Inc.	13,056	8
	Salem Media Group Inc.	8,547	7
*	Youngevity International Inc.	10,582	7
	Canterbury Park Holding Corp.	700	7
*	RTW RetailWinds Inc.	31,748	7
*,^	Eastside Distilling Inc.	5,036	6
*	Insignia Systems Inc.	7,050	5
*	Urban One Inc. Class A	1,680	2
*,^	Remark Holdings Inc.	4,193	2
*	Monaker Group Inc.	1,880	2
			4,306,841
Financials (17.4%)
*	Berkshire Hathaway Inc.	2,437,424	445,634
	Visa Inc.	2,190,794	352,981
	JPMorgan Chase & Co.	3,809,100	342,933
	Mastercard Inc.	1,148,332	277,391
	Bank of America Corp.	10,343,287	219,588
	Wells Fargo & Co.	4,863,879	139,593
	American Tower Corp.	566,256	123,302
	Citigroup Inc.	2,789,481	117,493
	CME Group Inc.	458,623	79,301

Crown Castle International Corp.	531,639	76,769
S&P Global Inc.	312,749	76,639
Prologis Inc.	944,025	75,871
Equinix Inc.	108,999	68,078
American Express Co.	785,204	67,221
Goldman Sachs Group Inc.	430,021	66,477
US Bancorp	1,795,422	61,852
BlackRock Inc.	138,203	60,805
Intercontinental Exchange Inc.	711,826	57,480
Marsh & McLennan Cos. Inc.	645,500	55,810
Progressive Corp.	747,511	55,196
Chubb Ltd.	492,523	55,010
Truist Financial Corp.	1,714,513	52,876
Morgan Stanley	1,552,502	52,785
Charles Schwab Corp.	1,475,577	49,609
Aon plc	298,941	49,337
PNC Financial Services Group Inc.	503,424	48,188
Moody's Corp.	205,179	43,395
SBA Communications Corp.	143,744	38,807
Blackstone Group LP	843,340	38,431
Allstate Corp.	412,055	37,798
Public Storage	189,133	37,564
Digital Realty Trust Inc.	266,657	37,041
Bank of New York Mellon Corp.	1,061,053	35,736
Travelers Cos. Inc.	313,530	31,149
Aflac Inc.	887,962	30,404
Capital One Financial Corp.	590,423	29,769
MSCI Inc.	102,947	29,748
IHS Markit Ltd.	486,964	29,218
Equity Residential	468,725	28,925
Willis Towers Watson plc	163,731	27,810
T. Rowe Price Group Inc.	283,900	27,723
American International Group Inc.	1,112,331	26,974
MetLife Inc.	881,165	26,937
Prudential Financial Inc.	513,644	26,781
AvalonBay Communities Inc.	178,823	26,317
Welltower Inc.	519,176	23,768
State Street Corp.	441,654	23,527
Realty Income Corp.	417,137	20,798
Simon Property Group Inc.	373,146	20,471
Alexandria Real Estate Equities Inc.	147,531	20,221
Arthur J Gallagher & Co.	239,206	19,498
Northern Trust Corp.	257,590	19,438
Essex Property Trust Inc.	84,716	18,658
Equifax Inc.	155,023	18,517
Boston Properties Inc.	198,382	18,297
First Republic Bank	212,457	17,481
Ameriprise Financial Inc.	162,215	16,624
M&T Bank Corp.	157,274	16,267
Hartford Financial Services Group Inc.	459,920	16,208
Weyerhaeuser Co.	954,584	16,180
Cincinnati Financial Corp.	209,282	15,790
KKR & Co. Inc. Class A	670,312	15,732
* Markel Corp.	16,811	15,599
Healthpeak Properties Inc.	643,286	15,342
MarketAxess Holdings Inc.	46,073	15,322
Extra Space Storage Inc.	157,730	15,104

* CBRE Group Inc.	400,437	15,100
Mid-America Apartment Communities Inc.	146,128	15,056
Duke Realty Corp.	461,810	14,953
Sun Communities Inc.	118,896	14,844
Invitation Homes Inc.	687,902	14,700
Discover Financial Services	401,916	14,336
* Arch Capital Group Ltd.	493,415	14,043
Nasdaq Inc.	146,810	13,940
UDR Inc.	376,854	13,770
Fifth Third Bancorp	897,624	13,330
KeyCorp	1,258,451	13,050
WP Carey Inc.	221,226	12,849
Ventas Inc.	476,865	12,780
Equity LifeStyle Properties Inc.	222,306	12,778
Cboe Global Markets Inc.	141,588	12,637
Synchrony Financial	783,692	12,610
TD Ameritrade Holding Corp.	346,694	12,016
Medical Properties Trust Inc.	662,211	11,450
Loews Corp.	324,041	11,286
Principal Financial Group Inc.	355,739	11,149
Brown & Brown Inc.	306,783	11,112
Regions Financial Corp.	1,231,520	11,047
Huntington Bancshares Inc.	1,318,524	10,825
Citizens Financial Group Inc.	558,446	10,504
* Berkshire Hathaway Inc. Class A	38	10,336
Host Hotels & Resorts Inc.	920,836	10,166
Raymond James Financial Inc.	159,573	10,085
Everest Re Group Ltd.	52,022	10,010
E*TRADE Financial Corp.	290,677	9,976
VICI Properties Inc.	592,023	9,851
* SVB Financial Group	65,201	9,851
Camden Property Trust	123,077	9,753
Western Union Co.	535,429	9,707
Alleghany Corp.	17,392	9,606
Annaly Capital Management Inc.	1,876,325	9,513
WR Berkley Corp.	176,775	9,222
Globe Life Inc.	124,993	8,996
CyrusOne Inc.	144,053	8,895
Iron Mountain Inc.	366,025	8,711
Kilroy Realty Corp.	136,366	8,687
Apollo Global Management LLC	254,958	8,541
RenaissanceRe Holdings Ltd.	55,982	8,359
Americold Realty Trust	245,534	8,358
Regency Centers Corp.	215,113	8,267
Fidelity National Financial Inc.	331,863	8,257
Assurant Inc.	77,617	8,079
SEI Investments Co.	171,804	7,961
Vornado Realty Trust	219,712	7,956
Equitable Holdings Inc.	536,116	7,747
American Homes 4 Rent	327,602	7,600
Omega Healthcare Investors Inc.	279,530	7,419
Federal Realty Investment Trust	97,002	7,237
Gaming and Leisure Properties Inc.	259,445	7,189
National Retail Properties Inc.	219,423	7,063
Voya Financial Inc.	173,864	7,050
Ally Financial Inc.	485,418	7,005
AGNC Investment Corp.	656,258	6,943

Reinsurance Group of America Inc.	79,590	6,697
Jones Lang LaSalle Inc.	66,052	6,670
VEREIT Inc	1,363,836	6,669
Lincoln National Corp.	253,328	6,668
Apartment Investment & Management Co.	189,030	6,644
CubeSmart	248,009	6,644
Douglas Emmett Inc.	215,463	6,574
Commerce Bancshares Inc.	128,722	6,481
Healthcare Trust of America Inc.	265,842	6,455
American Financial Group Inc.	91,376	6,404
People's United Financial Inc.	567,699	6,273
Kemper Corp.	81,572	6,067
Rexford Industrial Realty Inc.	142,251	5,834
Franklin Resources Inc.	349,453	5,832
Zions Bancorp NA	217,839	5,829
First American Financial Corp.	137,218	5,819
Lamar Advertising Co.	111,071	5,696
Life Storage Inc.	59,673	5,642
LPL Financial Holdings Inc.	103,503	5,634
CoreSite Realty Corp.	48,348	5,604
Old Republic International Corp.	365,062	5,567
Prosperity Bancshares Inc.	114,523	5,526
Cousins Properties Inc.	187,410	5,485
First Industrial Realty Trust Inc.	163,390	5,429
Comerica Inc.	184,410	5,411
New York Community Bancorp Inc.	568,071	5,334
Signature Bank	65,493	5,265
JBG SMITH Properties	164,211	5,227
EastGroup Properties Inc.	49,583	5,180
Legg Mason Inc.	104,837	5,121
* Zillow Group Inc. Class C	139,582	5,028
Hudson Pacific Properties Inc.	197,748	5,015
Kimco Realty Corp.	511,566	4,947
STORE Capital Corp.	269,109	4,876
American Campus Communities Inc.	175,473	4,869
Healthcare Realty Trust Inc.	172,214	4,810
East West Bancorp Inc.	186,800	4,808
Erie Indemnity Co.	32,259	4,782
RLI Corp.	54,345	4,779
Highwoods Properties Inc.	132,669	4,699
Primerica Inc.	53,088	4,697
Equity Commonwealth	145,257	4,606
Hanover Insurance Group Inc.	50,265	4,553
* Athene Holding Ltd. Class A	182,321	4,525
First Financial Bankshares Inc.	168,413	4,520
Terreno Realty Corp.	87,256	4,516
TCF Financial Corp.	197,819	4,483
Eaton Vance Corp.	138,086	4,453
SL Green Realty Corp.	102,248	4,407
* eHealth Inc.	30,998	4,365
QTS Realty Trust Inc.	74,275	4,309
Popular Inc.	121,767	4,262
Jefferies Financial Group Inc.	308,509	4,217
Invesco Ltd.	462,141	4,196
Glacier Bancorp Inc.	119,924	4,078
Interactive Brokers Group Inc.	94,323	4,072
Cullen/Frost Bankers Inc.	72,646	4,053

	Axis Capital Holdings Ltd.	102,599	3,965
	Rayonier Inc.	168,361	3,965
	SLM Corp.	546,534	3,930
	STAG Industrial Inc.	170,697	3,844
	Selective Insurance Group Inc.	75,611	3,758
	FirstCash Inc.	51,329	3,682
	Western Alliance Bancorp	120,033	3,674
	White Mountains Insurance Group Ltd.	4,026	3,664
	Brixmor Property Group Inc.	381,711	3,626
	Community Bank System Inc.	61,543	3,619
	Agree Realty Corp.	58,352	3,612
	Valley National Bancorp	492,239	3,598
	Pinnacle Financial Partners Inc.	94,123	3,533
	Affiliated Managers Group Inc.	59,554	3,522
	Unum Group	234,204	3,515
	Starwood Property Trust Inc.	342,727	3,513
	CVB Financial Corp.	174,730	3,503
	Stifel Financial Corp.	84,601	3,492
*,^	Credit Acceptance Corp.	13,303	3,401
*	Brighthouse Financial Inc.	139,622	3,375
	Physicians Realty Trust	239,630	3,340
	PS Business Parks Inc.	24,601	3,334
	Spirit Realty Capital Inc.	127,472	3,333
	Radian Group Inc.	255,975	3,315
	Lazard Ltd.	138,633	3,266
	First Horizon National Corp.	398,634	3,213
*	Cannae Holdings Inc.	95,665	3,204
	Corporate Office Properties Trust	144,451	3,197
	Lexington Realty Trust Class B	321,426	3,192
	Janus Henderson Group plc	206,345	3,161
	Essent Group Ltd.	119,719	3,153
	Synovus Financial Corp.	179,009	3,143
	Blackstone Mortgage Trust Inc.	167,491	3,119
	Taubman Centers Inc.	74,396	3,116
	Umpqua Holdings Corp.	284,801	3,104
	FNB Corp.	413,501	3,048
	United Bankshares Inc.	131,785	3,042
	Assured Guaranty Ltd.	116,875	3,014
	Piedmont Office Realty Trust Inc.	166,481	2,940
	Ares Management Corp. Class A	95,026	2,939
	Bank of Hawaii Corp.	52,210	2,884
	Old National Bancorp	216,595	2,857
	MGIC Investment Corp.	447,886	2,844
	Independent Bank Corp.	44,027	2,834
	Houlihan Lokey Inc.	54,160	2,823
	Kinsale Capital Group Inc.	26,799	2,801
	First Hawaiian Inc.	167,593	2,770
	Webster Financial Corp.	120,781	2,766
	UMB Financial Corp.	59,459	2,758
	CenterState Bank Corp.	158,890	2,738
	Sterling Bancorp	261,656	2,734
	PacWest Bancorp	152,365	2,730
*	Howard Hughes Corp.	53,480	2,702
	National Health Investors Inc.	54,373	2,693
	Washington Federal Inc.	103,203	2,679
	Sabra Health Care REIT Inc.	245,218	2,678
	New Residential Investment Corp.	531,116	2,661

Associated Banc-Corp	206,855	2,646
PotlatchDeltic Corp.	83,794	2,630
Sunstone Hotel Investors Inc.	297,075	2,588
Bank OZK	153,696	2,567
Columbia Banking System Inc.	95,569	2,561
Outfront Media Inc.	188,387	2,539
Simmons First National Corp.	138,007	2,539
South State Corp.	43,020	2,527
Fulton Financial Corp.	216,692	2,490
Apple Hospitality REIT Inc.	269,743	2,474
IBERIABANK Corp.	68,105	2,463
Park Hotels & Resorts Inc.	309,936	2,452
Wintrust Financial Corp.	74,476	2,447
Washington REIT	102,523	2,447
EPR Properties	99,826	2,418
Home BancShares Inc.	198,761	2,383
Federated Hermes Inc.	125,080	2,383
CNO Financial Group Inc.	191,368	2,371
Brandywine Realty Trust	223,667	2,353
BancorpSouth Bank	122,876	2,325
BankUnited Inc.	124,175	2,322
* Zillow Group Inc. Class A	68,237	2,318
Easterly Government Properties Inc.	93,442	2,302
* Enstar Group Ltd.	14,378	2,287
Paramount Group Inc.	259,526	2,284
Atlantic Union Bankshares Corp.	103,718	2,271
Weingarten Realty Investors	156,871	2,264
National Storage Affiliates Trust	75,881	2,246
Investors Bancorp Inc.	279,810	2,236
Hancock Whitney Corp.	114,143	2,228
Ryman Hospitality Properties Inc.	61,876	2,218
Cathay General Bancorp	96,091	2,205
Chimera Investment Corp.	242,172	2,204
American Equity Investment Life Holding Co.	115,894	2,179
* Genworth Financial Inc.	646,002	2,145
Empire State Realty Trust Inc.	237,519	2,128
CIT Group Inc.	123,253	2,127
Navient Corp.	280,294	2,125
WesBanco Inc.	87,046	2,063
Kennedy-Wilson Holdings Inc.	152,939	2,052
Virtu Financial Inc.	97,698	2,034
Ameris Bancorp	85,319	2,027
International Bancshares Corp.	74,824	2,011
FGL Holdings	204,601	2,005
Capitol Federal Financial Inc.	170,601	1,981
Westamerica Bancorporation	33,692	1,980
First Midwest Bancorp Inc.	147,515	1,952
First Merchants Corp.	73,350	1,943
Evercore Inc.	42,168	1,942
Horace Mann Educators Corp.	52,355	1,916
OneMain Holdings Inc	98,068	1,875
United Community Banks Inc.	101,189	1,853
NBT Bancorp Inc.	56,998	1,846
Moelis & Co.	65,525	1,841
Columbia Property Trust Inc.	147,235	1,840
* LendingTree Inc.	10,025	1,838
GEO Group Inc.	147,543	1,794

CareTrust REIT Inc.	120,922	1,788
Pebblebrook Hotel Trust	163,265	1,778
CoreCivic Inc.	158,899	1,775
RLJ Lodging Trust	227,075	1,753
ProAssurance Corp.	69,631	1,741
Trustmark Corp.	73,992	1,724
* Cushman & Wakefield plc	145,432	1,707
ServisFirst Bancshares Inc.	57,596	1,689
WSFS Financial Corp.	67,525	1,683
First Interstate BancSystem Inc.	58,316	1,682
* PRA Group Inc.	60,420	1,675
Hamilton Lane Inc.	30,228	1,672
Office Properties Income Trust	61,031	1,663
Employers Holdings Inc.	40,939	1,658
First Citizens BancShares Inc.	4,937	1,643
Four Corners Property Trust Inc.	87,040	1,629
Safety Insurance Group Inc.	19,266	1,627
Towne Bank	89,443	1,618
AMERISAFE Inc.	25,036	1,614
Mack-Cali Realty Corp.	104,667	1,594
Universal Health Realty Income Trust	15,812	1,594
LTC Properties Inc.	51,399	1,588
Hannon Armstrong Sustainable Infrastructure Capital Inc.	77,627	1,584
Walker & Dunlop Inc.	38,680	1,558
BOK Financial Corp.	36,458	1,552
Argo Group International Holdings Ltd.	41,628	1,543
* Redfin Corp.	100,009	1,542
First Financial Bancorp	101,922	1,520
Artisan Partners Asset Management Inc.	70,628	1,518
First BanCorp	284,300	1,512
American Assets Trust Inc.	60,326	1,508
Innovative Industrial Properties Inc.	19,729	1,498
Renasant Corp.	68,562	1,497
Northwest Bancshares Inc.	129,300	1,496
Global Net Lease Inc.	111,816	1,495
Essential Properties Realty Trust Inc.	113,962	1,488
* Green Dot Corp.	58,550	1,487
Great Western Bancorp Inc.	72,302	1,481
Xenia Hotels & Resorts Inc.	142,209	1,465
National General Holdings Corp.	87,245	1,444
Industrial Logistics Properties Trust	82,130	1,441
Apollo Commercial Real Estate Finance Inc.	194,077	1,440
Park National Corp.	18,542	1,440
Heartland Financial USA Inc.	47,569	1,437
Mercury General Corp.	34,867	1,420
Uniti Group Inc.	234,979	1,417
Retail Properties of America Inc.	273,838	1,416
Banner Corp.	42,704	1,411
Santander Consumer USA Holdings Inc.	101,053	1,406
* Texas Capital Bancshares Inc.	63,324	1,404
Monmouth Real Estate Investment Corp.	116,212	1,400
Acadia Realty Trust	111,333	1,379
Cohen & Steers Inc.	30,014	1,364
Hope Bancorp Inc.	165,556	1,361
Pacific Premier Bancorp Inc.	71,603	1,349
James River Group Holdings Ltd.	37,148	1,346
Two Harbors Investment Corp.	349,533	1,332

* Palomar Holdings Inc.	22,769	1,324
PennyMac Mortgage Investment Trust	123,512	1,312
City Holding Co.	19,525	1,299
Hilltop Holdings Inc.	85,880	1,299
S&T Bancorp Inc.	47,518	1,298
Southside Bancshares Inc.	42,555	1,293
Urban Edge Properties	145,837	1,285
DiamondRock Hospitality Co.	249,131	1,266
Safehold Inc.	19,930	1,260
Retail Opportunity Investments Corp.	151,877	1,259
* Axos Financial Inc.	67,882	1,231
* Seacoast Banking Corp. of Florida	66,340	1,215
Brookline Bancorp Inc.	106,581	1,202
Tompkins Financial Corp.	16,680	1,198
Nelnet Inc.	26,320	1,195
Broadmark Realty Capital Inc.	158,527	1,192
First Commonwealth Financial Corp.	128,153	1,171
TFS Financial Corp.	76,269	1,165
Eagle Bancorp Inc.	38,283	1,157
Service Properties Trust	214,041	1,156
Lakeland Financial Corp.	30,951	1,137
PJT Partners Inc.	25,986	1,128
First Busey Corp.	64,896	1,110
Colony Capital Inc.	627,556	1,098
Diversified Healthcare Trust	301,900	1,096
Independent Bank Group Inc.	46,209	1,094
OceanFirst Financial Corp.	67,710	1,077
* NMI Holdings Inc.	90,525	1,051
Independence Realty Trust Inc.	115,940	1,037
Kite Realty Group Trust	107,752	1,020
SITE Centers Corp.	195,162	1,017
^ Macerich Co.	178,221	1,003
Getty Realty Corp.	42,202	1,002
Heritage Financial Corp.	49,842	997
National Bank Holdings Corp.	41,690	996
American National Insurance Co.	12,036	992
Cadence BanCorp Class A	151,330	991
Provident Financial Services Inc.	76,500	984
Sandy Spring Bancorp Inc.	43,242	979
Alexander & Baldwin Inc.	86,980	976
TriCo Bancshares	32,663	974
Flagstar Bancorp Inc.	48,865	969
BGC Partners Inc.	383,555	967
Meta Financial Group Inc.	43,672	949
Waddell & Reed Financial Inc.	82,824	943
* Encore Capital Group Inc.	39,277	918
United Fire Group Inc.	27,947	911
Community Healthcare Trust Inc.	23,768	910
MFA Financial Inc.	586,602	909
Kearny Financial Corp.	105,302	905
Veritex Holdings Inc.	63,958	893
* Columbia Financial Inc.	61,937	892
* LendingClub Corp.	111,741	877
* Focus Financial Partners Inc.	37,938	873
American Finance Trust Inc.	139,215	870
BancFirst Corp.	25,896	864
First Bancorp	36,949	853

Piper Sandler Cos.	16,837	851
iStar Inc.	78,776	836
German American Bancorp Inc.	30,439	836
Enterprise Financial Services Corp.	29,860	833
Berkshire Hills Bancorp Inc.	55,899	831
Stewart Information Services Corp.	30,989	826
Newmark Group Inc.	189,620	806
* Marcus & Millichap Inc.	29,660	804
PennyMac Financial Services Inc.	36,233	801
Investors Real Estate Trust	14,549	800
Stock Yards Bancorp Inc.	26,836	776
* Third Point Reinsurance Ltd.	104,094	771
Boston Private Financial Holdings Inc.	107,304	767
Franklin Street Properties Corp.	132,924	762
* Goosehead Insurance Inc.	16,935	756
Washington Trust Bancorp Inc.	20,332	743
* St. Joe Co.	44,233	742
TrustCo Bank Corp. NY	135,624	734
Bryn Mawr Bank Corp.	25,823	733
OFG Bancorp	65,083	728
Front Yard Residential Corp.	60,864	727
* Nicolet Bankshares Inc.	13,317	727
Alexander's Inc.	2,613	721
Armada Hoffler Properties Inc.	67,247	720
Redwood Trust Inc.	140,851	713
* Triumph Bancorp Inc.	27,230	708
First Defiance Financial Corp.	48,009	708
Federal Agricultural Mortgage Corp.	12,716	707
New York Mortgage Trust Inc.	455,836	707
Universal Insurance Holdings Inc.	39,363	705
Carolina Financial Corp.	27,050	700
* INTL. FCStone Inc.	19,116	693
* Ambac Financial Group Inc.	56,107	692
Invesco Mortgage Capital Inc.	201,447	687
* MBIA Inc.	96,076	686
Meridian Bancorp Inc.	60,944	684
ARMOUR Residential REIT Inc.	77,427	682
NexPoint Residential Trust Inc.	26,406	666
HomeStreet Inc.	29,829	663
^ Brookfield Property REIT Inc. Class A	78,051	663
Lakeland Bancorp Inc.	60,822	657
State Auto Financial Corp.	23,588	656
* Mr Cooper Group Inc.	89,162	654
Heritage Commerce Corp.	84,474	648
Peoples Bancorp Inc.	29,061	644
Opus Bank	36,327	630
Great Southern Bancorp Inc.	15,373	621
Virtus Investment Partners Inc.	8,132	619
FBL Financial Group Inc. Class A	13,188	615
Community Trust Bancorp Inc.	19,213	611
Northfield Bancorp Inc.	54,238	607
Arbor Realty Trust Inc.	123,569	605
Allegiance Bancshares Inc.	25,081	605
* Enova International Inc.	41,711	604
Camden National Corp.	19,107	601
Republic Bancorp Inc.	18,183	601
Urstadt Biddle Properties Inc.	42,413	598

Preferred Bank	17,580	595
RPT Realty	98,535	594
Ladder Capital Corp.	124,261	589
^ Tanger Factory Outlet Centers Inc.	117,797	589
Origin Bancorp Inc.	28,856	584
Univest Financial Corp.	35,480	579
Global Medical REIT Inc.	57,176	579
QCR Holdings Inc.	21,327	577
Central Pacific Financial Corp.	36,267	577
First Foundation Inc.	56,047	573
Dime Community Bancshares Inc.	41,048	563
National Western Life Group Inc.	3,254	560
Summit Hotel Properties Inc.	132,225	558
Arrow Financial Corp.	19,997	557
Gladstone Commercial Corp.	38,450	552
ConnectOne Bancorp Inc.	40,154	540
UMH Properties Inc.	49,442	537
Saul Centers Inc.	16,224	531
RMR Group Inc.	19,668	530
Brightsphere Investment Group Inc.	82,261	526
First of Long Island Corp.	30,088	522
CatchMark Timber Trust Inc.	71,954	520
Horizon Bancorp Inc.	51,525	508
Capstead Mortgage Corp.	120,939	508
CBTX Inc.	28,361	504
City Office REIT Inc.	68,637	496
Bank of Marin Bancorp	16,126	484
Bridge Bancorp Inc.	22,824	483
Midland States Bancorp Inc.	27,603	483
First Financial Corp.	14,316	483
Waterstone Financial Inc.	32,928	479
RE/MAX Holdings Inc.	21,736	476
Preferred Apartment Communities Inc.	65,895	473
Flushing Financial Corp.	35,347	472
First Bancshares Inc.	24,420	466
Independent Bank Corp.	35,523	457
Banc of California Inc.	54,772	438
KKR Real Estate Finance Trust Inc.	29,135	437
Mercantile Bank Corp.	20,602	436
Realogy Holdings Corp.	143,931	433
Colony Credit Real Estate Inc.	108,790	429
B. Riley Financial Inc.	23,086	425
TPG RE Finance Trust Inc.	76,417	420
* Watford Holdings Ltd.	28,499	418
Hanmi Financial Corp.	38,449	417
FB Financial Corp.	21,058	415
First Community Bankshares Inc.	17,458	407
* Bancorp Inc.	66,475	404
* Customers Bancorp Inc.	36,746	402
Peapack Gladstone Financial Corp.	21,862	392
* Amerant Bancorp Inc.	25,389	391
Farmers National Banc Corp.	33,583	391
WisdomTree Investments Inc.	166,805	389
* World Acceptance Corp.	7,109	388
Live Oak Bancshares Inc.	30,847	385
* Seritage Growth Properties	42,200	384
MidWestOne Financial Group Inc.	18,340	384

	Cambridge Bancorp	7,302	380
	People's Utah Bancorp	19,500	378
	Diamond Hill Investment Group Inc.	4,160	375
	First Mid Bancshares Inc.	15,407	366
*	Assetmark Financial Holdings Inc.	17,887	365
	1st Source Corp.	11,196	363
	Bank First Corp.	6,469	362
*	Atlantic Capital Bancshares Inc.	29,883	355
*	Citizens Inc. Class A	53,991	352
	HomeTrust Bancshares Inc.	21,980	350
	Chatham Lodging Trust	58,781	349
	Financial Institutions Inc.	19,164	348
*	FRP Holdings Inc.	8,050	346
	Granite Point Mortgage Trust Inc.	67,448	342
	Bar Harbor Bankshares	19,688	340
	ACNB Corp.	11,284	339
*	Tejon Ranch Co.	23,881	336
	West Bancorporation Inc.	20,244	331
	Farmers & Merchants Bancorp Inc.	12,503	324
	CNB Financial Corp.	16,947	320
	Heritage Insurance Holdings Inc.	29,715	318
	Dynex Capital Inc.	30,418	318
	Summit Financial Group Inc.	14,949	317
	Franklin Financial Network Inc.	15,523	317
*	Bridgewater Bancshares Inc.	32,257	315
	Citizens & Northern Corp.	15,704	314
	First Bancorp Inc.	14,202	312
	Cowen Inc.	32,084	310
*	TriState Capital Holdings Inc.	31,864	308
	Whitestone REIT	49,693	308
	CorEnergy Infrastructure Trust Inc.	16,696	307
	HCI Group Inc.	7,613	306
	Merchants Bancorp	20,018	304
	Peoples Financial Services Corp.	7,638	304
*,^	eXp World Holdings Inc.	35,376	299
	Donegal Group Inc.	19,688	299
*	Equity Bancshares Inc.	17,203	297
	Global Indemnity Ltd.	11,637	297
*,^	Benefytt Technologies Inc. Class A	13,244	297
	National Bankshares Inc.	9,254	295
	Ready Capital Corp.	40,278	291
	RBB Bancorp	21,166	290
	Gladstone Land Corp.	24,275	288
	PCSB Financial Corp.	20,282	284
	Victory Capital Holdings Inc. Class A	17,285	283
	New Senior Investment Group Inc.	109,571	281
	MutualFirst Financial Inc.	9,944	280
	Ares Commercial Real Estate Corp.	39,917	279
	Ellington Financial Inc.	48,796	279
	Jernigan Capital Inc.	25,358	278
	One Liberty Properties Inc.	19,839	276
	Sierra Bancorp	15,703	276
	Enterprise Bancorp Inc.	10,169	274
	Crawford & Co. Class B	42,832	274
	Byline Bancorp Inc.	26,329	273
	Sculptor Capital Management Inc. Class A	20,033	271
	Hingham Institution for Savings	1,869	271

	American National Bankshares Inc.	11,133	266
	Northrim BanCorp Inc.	9,849	266
	Consolidated-Tomoka Land Co.	5,759	261
	Luther Burbank Corp.	28,309	260
	Carter Bank & Trust	28,157	258
	Old Second Bancorp Inc.	37,043	256
	Western New England Bancorp Inc.	37,428	253
	Civista Bancshares Inc.	16,900	253
	United Insurance Holdings Corp.	27,288	252
	Southern National Bancorp of Virginia Inc.	25,560	252
*	Aspen Group Inc.	31,420	251
	Guaranty Bancshares Inc.	10,729	248
	Oppenheimer Holdings Inc.	12,518	247
	Retail Value Inc.	20,151	247
*	EZCORP Inc.	58,961	246
*	Southern First Bancshares Inc.	8,618	244
	Territorial Bancorp Inc.	9,930	244
*	Greenlight Capital Re Ltd.	40,839	243
	Southern Missouri Bancorp Inc.	9,950	241
	Capital City Bank Group Inc.	11,994	241
	Orchid Island Capital Inc.	81,578	241
	Macatawa Bank Corp.	33,734	240
	Century Bancorp Inc.	3,846	239
	South Plains Financial Inc.	15,425	239
	Home Bancorp Inc.	9,723	237
	SmartFinancial Inc.	15,354	234
*	BRP Group Inc. Class A	21,823	230
*	International Money Express Inc.	24,968	228
*	Forestar Group Inc.	21,734	225
	Business First Bancshares Inc.	16,646	225
*	Howard Bancorp Inc.	20,657	224
	Plymouth Industrial REIT Inc.	19,871	222
	Investors Title Co.	1,688	216
	Central Valley Community Bancorp	16,485	215
	Farmland Partners Inc.	35,339	215
	First Internet Bancorp	13,037	214
*	HarborOne Bancorp Inc.	28,092	212
	CorePoint Lodging Inc.	53,370	209
	Bank of Princeton	8,990	209
	Penns Woods Bancorp Inc.	8,560	208
*,§	Carolina Trust Bancshares Inc.	15,695	205
	Bluerock Residential Growth REIT Inc.	36,413	203
*	Randolph Bancorp Inc.	20,374	195
	Westwood Holdings Group Inc.	10,657	195
*	PICO Holdings Inc.	25,025	195
	Bank of Commerce Holdings	24,532	193
	Washington Prime Group Inc.	238,870	192
	Amalgamated Bank	17,440	189
	Codorus Valley Bancorp Inc.	11,559	186
	First Choice Bancorp	12,189	183
	ESSA Bancorp Inc.	13,228	181
	GAIN Capital Holdings Inc.	32,178	180
	BankFinancial Corp.	20,115	177
	BBX Capital Corp.	76,324	176
	Hersha Hospitality Trust Class A	49,194	176
*	Regional Management Corp.	12,819	175
	First Business Financial Services Inc.	11,287	175

FedNat Holding Co.	15,015	172
Capstar Financial Holdings Inc.	17,329	171
FNCB Bancorp Inc.	24,435	169
* Spirit of Texas Bancshares Inc.	16,274	168
* Richmond Mutual Bancorporation Inc.	16,420	167
* Metropolitan Bank Holding Corp.	6,211	167
Great Ajax Corp.	26,287	167
* Baycom Corp.	13,851	167
Protective Insurance Corp.	12,100	166
First Bank	23,584	164
Safeguard Scientifics Inc.	29,463	164
Hawthorn Bancshares Inc.	8,703	160
Timberland Bancorp Inc.	8,660	158
* NI Holdings Inc.	11,621	158
Investar Holding Corp.	12,212	156
Mackinac Financial Corp.	14,717	154
Riverview Bancorp Inc.	30,689	154
BCB Bancorp Inc.	14,412	153
Independence Holding Co.	5,995	153
First Community Corp.	9,697	152
* MainStreet Bancshares Inc.	9,022	151
Fidelity D&D Bancorp Inc.	2,962	151
FS Bancorp Inc.	4,195	151
Orrstown Financial Services Inc.	10,869	150
Premier Financial Bancorp Inc.	11,994	149
OP Bancorp	19,919	149
* Pioneer Bancorp Inc.	14,292	148
Western Asset Mortgage Capital Corp.	64,675	148
* Republic First Bancorp Inc.	66,787	146
Norwood Financial Corp.	5,461	146
LCNB Corp.	11,554	146
Anworth Mortgage Asset Corp.	128,691	145
Standard AVB Financial Corp.	6,852	145
Greenhill & Co. Inc.	14,643	144
* Stratus Properties Inc.	8,112	144
Shore Bancshares Inc.	13,220	143
PCB Bancorp	14,393	141
Community Bankers Trust Corp.	29,007	141
MVB Financial Corp.	11,017	140
First Northwest Bancorp	12,915	140
* Pacific Mercantile Bancorp	29,796	140
Mid Penn Bancorp Inc.	6,926	140
Chemung Financial Corp.	4,251	140
Bankwell Financial Group Inc.	9,187	140
Tiptree Inc.	26,826	140
Community Financial Corp.	6,231	138
* Select Bancorp Inc.	17,984	137
Level One Bancorp Inc.	7,554	136
CB Financial Services Inc.	7,022	136
SB One Bancorp	7,973	136
* FVCBankcorp Inc.	10,148	135
Reliant Bancorp Inc.	11,915	134
Evans Bancorp Inc.	5,452	133
1st Constitution Bancorp	9,995	132
Parke Bancorp Inc.	9,592	129
First United Corp.	9,052	129
Marlin Business Services Corp.	11,397	127

C&F Financial Corp.	3,136	125
United Security Bancshares	19,433	124
First Financial Northwest Inc.	12,350	124
Postal Realty Trust Inc. Class A	7,696	122
Ohio Valley Banc Corp.	4,058	122
BRT Apartments Corp.	11,841	121
Unity Bancorp Inc.	10,304	121
* Rafael Holdings Inc. Class B	9,309	119
* Maui Land & Pineapple Co. Inc.	10,762	118
Union Bankshares Inc.	5,216	117
Northeast Bank	10,039	117
Provident Financial Holdings Inc.	7,627	116
* CrossFirst Bankshares Inc.	13,811	116
Pzena Investment Management Inc.	25,932	116
Plumas Bancorp	6,211	115
* First Western Financial Inc.	8,576	114
Middlefield Banc Corp.	7,122	113
Prudential Bancorp Inc.	7,563	112
AG Mortgage Investment Trust Inc.	40,749	112
Peoples Bancorp of North Carolina Inc.	5,410	110
* On Deck Capital Inc.	71,186	110
* Atlanticus Holdings Corp.	11,012	109
County Bancorp Inc.	5,834	108
Exantas Capital Corp.	38,970	108
Arlington Asset Investment Corp.	48,657	107
Alerus Financial Corp.	6,426	106
* Capital Bancorp Inc.	8,366	105
* MoneyGram International Inc.	78,868	103
Cedar Realty Trust Inc.	109,181	102
Curo Group Holdings Corp.	19,130	101
* Esquire Financial Holdings Inc.	6,673	100
* ProSight Global Inc.	10,247	100
Sterling Bancorp Inc.	23,031	99
Ashford Hospitality Trust Inc.	128,953	95
* PDL Community Bancorp	9,281	95
HBT Financial Inc.	8,847	93
Ellington Residential Mortgage REIT	16,763	89
* Coastal Financial Corp.	8,299	87
IF Bancorp Inc.	5,295	85
First Guaranty Bancshares Inc.	5,839	84
Auburn National Bancorporation Inc.	2,132	84
* Maiden Holdings Ltd.	91,792	84
SB Financial Group Inc.	7,370	82
Greene County Bancorp Inc.	3,503	82
* Malvern Bancorp Inc.	6,563	80
* Security National Financial Corp. Class A	18,473	79
Associated Capital Group Inc.	2,549	78
* MMA Capital Holdings Inc.	3,061	76
Old Point Financial Corp.	4,966	75
^ Pennsylvania REIT	81,795	75
GAMCO Investors Inc. Class A	6,729	74
* Altisource Portfolio Solutions SA	9,550	73
* Ocwen Financial Corp.	143,480	72
Hunt Cos. Finance Trust Inc.	37,285	69
Braemar Hotels & Resorts Inc.	40,146	68
Griffin Industrial Realty Inc.	2,062	67
* Provident Bancorp Inc.	7,632	66

	Silvercrest Asset Management Group Inc.	6,601	62
*	Hallmark Financial Services Inc.	14,938	60
	Kingstone Cos. Inc.	11,704	60
	Oak Valley Bancorp	3,751	59
*,^	Avalon GloboCare Corp.	35,625	55
	AmeriServ Financial Inc.	20,965	55
	Clipper Realty Inc.	10,032	52
*	Medallion Financial Corp.	27,603	51
	First Savings Financial Group Inc.	1,265	49
	Severn Bancorp Inc.	7,510	48
	Sotherly Hotels Inc.	29,406	47
*	Siebert Financial Corp.	6,369	46
*,^	CBL & Associates Properties Inc.	211,272	42
	Global Self Storage Inc.	11,862	42
*	GWG Holdings Inc.	4,001	41
	Manhattan Bridge Capital Inc.	9,392	38
*	Consumer Portfolio Services Inc.	26,534	36
*	Impac Mortgage Holdings Inc.	14,353	35
*	Elevate Credit Inc.	32,060	33
	Hennessy Advisors Inc.	4,513	33
	Condor Hospitality Trust Inc.	7,582	31
*	Oportun Financial Corp.	2,950	31
*	Transcontinental Realty Investors Inc.	1,500	31
	Bank7 Corp.	3,800	30
	Manning & Napier Inc.	22,543	28
	Sound Financial Bancorp Inc.	1,292	28
	US Global Investors Inc. Class A	27,714	27
*	Meridian Corp.	1,909	26
*	Rhinebeck Bancorp Inc.	3,974	25
	Franklin Financial Services Corp.	912	25
*	Asta Funding Inc.	2,806	23
*	Nicholas Financial Inc.	3,692	22
	Eagle Bancorp Montana Inc.	1,209	20
*	Central Federal Corp.	1,845	19
*	Altisource Asset Management Corp.	1,269	18
*	Limestone Bancorp Inc.	1,525	17
	Sachem Capital Corp.	8,469	15
*	Conifer Holdings Inc.	4,822	14
*	Community First Bancshares Inc.	2,024	14
*,^	Wheeler REIT Inc.	13,699	14
	Bank of South Carolina Corp.	834	13
*	Ashford Inc.	2,158	12
*	Rekor Systems Inc.	2,800	10
	Ottawa Bancorp Inc.	873	9
	WVS Financial Corp.	623	8
*	Trinity Place Holdings Inc.	800	1
	Medley Management Inc.	2,078	1
*	National Holdings Corp.	354	1
*,^	Riot Blockchain Inc.	134	—
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	3,340	—
			5,585,140
Health Care (14.6%)
	Johnson & Johnson	3,366,579	441,460
	UnitedHealth Group Inc.	1,211,948	302,236
	Merck & Co. Inc.	3,256,868	250,583
	Pfizer Inc.	7,078,704	231,049
	Abbott Laboratories	2,261,794	178,478

Bristol-Myers Squibb Co.	2,992,929	166,826
Medtronic plc	1,714,273	154,593
Amgen Inc.	760,013	154,077
Eli Lilly & Co.	1,105,444	153,347
Thermo Fisher Scientific Inc.	513,077	145,509
AbbVie Inc.	1,890,022	144,001
Gilead Sciences Inc.	1,618,424	120,993
Danaher Corp.	800,031	110,732
Cigna Corp.	477,417	84,589
Becton Dickinson and Co.	345,724	79,437
* Vertex Pharmaceuticals Inc.	328,714	78,218
Anthem Inc.	324,106	73,585
* Intuitive Surgical Inc.	147,673	73,129
* Biogen Inc.	230,585	72,952
Zoetis Inc.	608,807	71,651
Allergan plc	398,466	70,568
Stryker Corp.	406,846	67,736
* Boston Scientific Corp.	1,781,483	58,130
Humana Inc.	169,326	53,172
Baxter International Inc.	653,155	53,030
* Illumina Inc.	188,064	51,364
* Regeneron Pharmaceuticals Inc.	103,474	50,525
* Edwards Lifesciences Corp.	266,487	50,265
* Centene Corp.	747,202	44,391
* DexCom Inc.	117,017	31,509
HCA Healthcare Inc.	346,936	31,172
ResMed Inc.	183,880	27,084
Zimmer Biomet Holdings Inc.	263,109	26,595
* IDEXX Laboratories Inc.	109,671	26,567
* Alexion Pharmaceuticals Inc.	268,834	24,139
* IQVIA Holdings Inc.	210,947	22,753
* BioMarin Pharmaceutical Inc.	229,954	19,431
Cardinal Health Inc.	374,558	17,956
* Seattle Genetics Inc.	153,459	17,706
Cooper Cos. Inc.	63,427	17,485
Teleflex Inc.	59,262	17,355
* Incyte Corp.	234,145	17,146
* Align Technology Inc.	90,752	15,786
* Laboratory Corp. of America Holdings	124,152	15,692
* Alnylam Pharmaceuticals Inc.	142,792	15,543
STERIS plc	108,294	15,158
West Pharmaceutical Services Inc.	94,510	14,389
* Teladoc Health Inc.	92,561	14,348
Quest Diagnostics Inc.	172,044	13,815
* Insulet Corp.	79,008	13,090
* Hologic Inc.	343,165	12,045
* Varian Medical Systems Inc.	116,236	11,933
* Elanco Animal Health Inc.	506,812	11,348
* Molina Healthcare Inc.	80,080	11,188
Dentsply Sirona Inc.	284,243	11,037
* Exact Sciences Corp.	188,438	10,929
* Masimo Corp.	61,555	10,903
PerkinElmer Inc.	142,086	10,696
* Catalent Inc.	198,462	10,310
* Neurocrine Biosciences Inc.	118,606	10,265
* Mylan NV	660,212	9,844
Universal Health Services Inc.	96,870	9,598

*	Henry Schein Inc.	187,261	9,460
*	Bio-Rad Laboratories Inc.	26,891	9,427
	Bio-Techne Corp.	48,675	9,230
*,^	Moderna Inc.	300,209	8,991
*	Sarepta Therapeutics Inc.	90,821	8,884
	Chemed Corp.	20,282	8,786
	Hill-Rom Holdings Inc.	85,375	8,589
*	DaVita Inc.	107,084	8,145
	Encompass Health Corp.	126,183	8,080
	Perrigo Co. plc	165,439	7,956
*	ABIOMED Inc.	54,657	7,934
*	Charles River Laboratories International Inc.	62,361	7,871
*	Ionis Pharmaceuticals Inc.	162,018	7,660
*	Amedisys Inc.	40,995	7,524
*	Horizon Therapeutics plc	240,470	7,123
*	Jazz Pharmaceuticals plc	68,863	6,868
*	Novocure Ltd.	101,131	6,810
*	PRA Health Sciences Inc.	80,885	6,717
*	Exelixis Inc.	389,313	6,704
*	Penumbra Inc.	40,379	6,514
*	Haemonetics Corp.	64,494	6,427
*	ACADIA Pharmaceuticals Inc.	149,165	6,302
*	Repligen Corp.	59,494	5,744
*	Avantor Inc.	442,068	5,521
*	Acceleron Pharma Inc.	58,111	5,222
*	United Therapeutics Corp.	54,098	5,130
*	LHC Group Inc.	36,436	5,108
*	ICU Medical Inc.	25,010	5,046
*	Quidel Corp.	47,863	4,681
*	Wright Medical Group NV	161,592	4,630
*	Tandem Diabetes Care Inc.	71,846	4,623
	Bruker Corp.	127,722	4,580
*	HealthEquity Inc.	90,015	4,554
*	Neogen Corp.	66,662	4,466
*	Iovance Biotherapeutics Inc.	145,326	4,350
*	Reata Pharmaceuticals Inc.	29,990	4,329
*	Syneos Health Inc.	107,330	4,231
*	Guardant Health Inc.	60,428	4,206
*	Integra LifeSciences Holdings Corp.	94,048	4,201
*	Globus Medical Inc.	97,762	4,158
*	Nektar Therapeutics Class A	227,332	4,058
*	Momenta Pharmaceuticals Inc.	148,287	4,033
*	Blueprint Medicines Corp.	66,985	3,917
*	Nevro Corp.	38,002	3,799
*	Forty Seven Inc.	39,771	3,795
*	Global Blood Therapeutics Inc.	73,128	3,736
*	Mirati Therapeutics Inc.	46,960	3,610
*	NeoGenomics Inc.	129,395	3,573
*	Arrowhead Pharmaceuticals Inc.	122,325	3,519
*	Omnicell Inc.	53,608	3,516
*	Halozyme Therapeutics Inc.	189,127	3,402
*	FibroGen Inc.	97,617	3,392
*	PTC Therapeutics Inc.	75,193	3,354
*	NuVasive Inc.	65,945	3,341
*	Emergent BioSolutions Inc.	57,206	3,310
*	Envista Holdings Corp.	204,349	3,053
*	Amicus Therapeutics Inc.	329,176	3,042

*	Immunomedics Inc.	223,957	3,019
*	Ultragenyx Pharmaceutical Inc.	66,150	2,939
*	Alkermes plc	201,303	2,903
*	Agios Pharmaceuticals Inc.	80,269	2,848
*	HMS Holdings Corp.	112,226	2,836
*	iRhythm Technologies Inc.	34,515	2,808
*	Arena Pharmaceuticals Inc.	64,286	2,700
*	Natera Inc.	87,899	2,625
*	Medpace Holdings Inc.	35,230	2,585
*	MyoKardia Inc.	53,411	2,504
	Ensign Group Inc.	65,157	2,451
*	Prestige Consumer Healthcare Inc.	65,401	2,399
*	Bluebird Bio Inc.	50,337	2,314
	Healthcare Services Group Inc.	95,064	2,273
*	Merit Medical Systems Inc.	68,655	2,145
*	Select Medical Holdings Corp.	141,355	2,120
*	ChemoCentryx Inc.	52,334	2,103
*	Deciphera Pharmaceuticals Inc.	50,649	2,085
	CONMED Corp.	36,258	2,077
*	Acadia Healthcare Co. Inc.	112,697	2,068
*	Intercept Pharmaceuticals Inc.	32,051	2,018
*	Ra Pharmaceuticals Inc.	41,595	1,997
*	Apellis Pharmaceuticals Inc.	74,381	1,993
*	Xencor Inc.	65,441	1,955
*	Adaptive Biotechnologies Corp.	70,219	1,951
*	Tenet Healthcare Corp.	135,240	1,947
*	Ironwood Pharmaceuticals Inc.	190,913	1,926
*	Insmed Inc.	119,917	1,922
*	Axsome Therapeutics Inc.	32,581	1,917
*	Sage Therapeutics Inc.	66,091	1,898
*	STAAR Surgical Co.	57,366	1,851
*	Pacira BioSciences Inc.	54,196	1,817
*	Fate Therapeutics Inc.	80,898	1,797
	Cantel Medical Corp.	47,521	1,706
*	Principia Biopharma Inc.	28,612	1,699
*	Zogenix Inc.	67,733	1,675
	Patterson Cos. Inc.	108,745	1,663
*	Avanos Medical Inc.	60,796	1,637
*	AtriCure Inc.	48,504	1,629
*	Alector Inc.	66,414	1,603
*	Glaukos Corp.	51,738	1,597
*	Denali Therapeutics Inc.	91,077	1,595
*	Corcept Therapeutics Inc.	133,996	1,593
*,^	Invitae Corp.	116,194	1,588
*,^	Allakos Inc.	35,309	1,571
*	BioTelemetry Inc.	40,728	1,568
*	Kodiak Sciences Inc.	32,783	1,564
*	Ligand Pharmaceuticals Inc.	20,943	1,523
*	Epizyme Inc.	97,440	1,511
*	Cardiovascular Systems Inc.	42,891	1,510
*	PPD Inc.	84,676	1,508
	Luminex Corp.	54,382	1,497
*	Karyopharm Therapeutics Inc.	76,692	1,473
*	Theravance Biopharma Inc.	63,236	1,461
*	Veracyte Inc.	58,388	1,419
*	Inspire Medical Systems Inc.	23,541	1,419
*	Magellan Health Inc.	28,568	1,374

*	REGENXBIO Inc.	42,106	1,363
*	Turning Point Therapeutics Inc.	29,250	1,306
*	Myriad Genetics Inc.	90,938	1,301
*	Coherus Biosciences Inc.	77,870	1,263
*	Heron Therapeutics Inc.	107,505	1,262
*	Dicerna Pharmaceuticals Inc.	68,704	1,262
*	Editas Medicine Inc.	63,210	1,253
*	Inogen Inc.	23,704	1,225
	Atrion Corp.	1,840	1,196
*	Addus HomeCare Corp.	17,605	1,190
*	Enanta Pharmaceuticals Inc.	22,916	1,179
*	MEDNAX Inc.	100,489	1,170
*	Supernus Pharmaceuticals Inc.	63,728	1,146
*	Akebia Therapeutics Inc.	148,018	1,122
	National HealthCare Corp.	15,501	1,112
*	CareDx Inc.	50,895	1,111
*	NanoString Technologies Inc.	45,974	1,106
*	Varex Imaging Corp.	48,435	1,100
	US Physical Therapy Inc.	15,895	1,097
*,^	Allogene Therapeutics Inc.	55,918	1,087
*	Intra-Cellular Therapies Inc.	70,278	1,080
*	Twist Bioscience Corp.	35,013	1,071
*	R1 RCM Inc.	113,072	1,028
*,^	Esperion Therapeutics Inc.	32,496	1,025
*	TG Therapeutics Inc.	101,911	1,003
*	Endo International plc	264,127	977
*	Revance Therapeutics Inc.	65,484	969
*	Cerus Corp.	208,410	969
*	10X Genomics Inc. Class A	15,442	962
*	Natus Medical Inc.	40,834	945
*	Tactile Systems Technology Inc.	23,292	935
*	Sangamo Therapeutics Inc.	145,362	926
*	Cytokinetics Inc.	76,825	906
*	Innoviva Inc.	76,473	899
*	Arvinas Inc.	22,059	889
*	Bridgebio Pharma Inc.	30,268	878
*	Constellation Pharmaceuticals Inc.	27,805	874
*	HealthStream Inc.	36,416	872
*,^	Inovio Pharmaceuticals Inc.	116,994	870
*,^	Omeros Corp.	64,572	863
*	OraSure Technologies Inc.	79,828	859
*	Shockwave Medical Inc.	25,800	856
*	Kadmon Holdings Inc.	204,254	856
*	Retrophin Inc.	58,076	847
*,^	Aimmune Therapeutics Inc.	57,990	836
*	Karuna Therapeutics Inc.	11,563	833
*	Codexis Inc.	71,504	798
*	CryoLife Inc.	46,148	781
*	Aerie Pharmaceuticals Inc.	57,784	780
*	Adverum Biotechnologies Inc	78,566	768
	National Research Corp.	16,788	764
*	Radius Health Inc.	58,047	755
*	Madrigal Pharmaceuticals Inc.	11,297	754
*	Brookdale Senior Living Inc.	235,212	734
*	ImmunoGen Inc.	214,396	731
*	Silk Road Medical Inc.	23,011	724
*	Hanger Inc.	46,327	722

*	Y-mAbs Therapeutics Inc.	27,282	712
	Owens & Minor Inc.	77,662	711
*,^	IGM Biosciences Inc.	12,296	690
*,^	Cara Therapeutics Inc.	52,256	690
*	Krystal Biotech Inc.	15,823	684
*	Vanda Pharmaceuticals Inc.	65,711	681
*	Tricida Inc.	30,745	676
*	Collegium Pharmaceutical Inc.	41,262	674
*,^	OPKO Health Inc.	498,301	668
*,^	Intellia Therapeutics Inc.	54,260	664
*	Rhythm Pharmaceuticals Inc.	43,592	663
*	Amphastar Pharmaceuticals Inc.	44,510	661
*	Portola Pharmaceuticals Inc.	92,555	660
*	Eagle Pharmaceuticals Inc.	14,164	652
*,^	Cortexyme Inc.	14,264	651
*	ZIOPHARM Oncology Inc.	261,648	641
*	Lantheus Holdings Inc.	49,085	626
*	CorVel Corp.	11,404	622
*	Rocket Pharmaceuticals Inc.	44,483	621
*	Orthofix Medical Inc.	22,029	617
	Phibro Animal Health Corp.	25,481	616
*	Athenex Inc.	74,306	575
*	NextCure Inc.	15,314	568
*	OrthoPediatrics Corp.	14,076	558
*	Gossamer Bio Inc.	54,882	557
*,^	Relmada Therapeutics Inc.	16,319	557
*	PetIQ Inc.	23,903	555
*	Assembly Biosciences Inc.	37,427	555
*	Applied Therapeutics Inc.	16,635	544
*	Arcus Biosciences Inc.	39,003	541
*	Kura Oncology Inc.	53,854	536
*	Vericel Corp	57,414	526
*	Surmodics Inc.	15,772	526
*	Avrobio Inc.	33,701	524
*	RadNet Inc.	49,867	524
*	Pacific Biosciences of California Inc.	166,667	510
*,^	Novavax Inc.	37,339	507
	LeMaitre Vascular Inc.	20,275	505
*	AngioDynamics Inc.	48,217	503
*,^	Kala Pharmaceuticals Inc.	56,909	500
*,^	Athersys Inc.	166,066	498
*	Community Health Systems Inc.	148,896	497
*	Quanterix Corp.	26,900	494
*	Heska Corp.	8,932	494
*	Atara Biotherapeutics Inc.	57,996	494
*	Amneal Pharmaceuticals Inc.	141,738	493
*	Anika Therapeutics Inc.	17,022	492
*	Axogen Inc.	46,930	488
*	Axonics Modulation Technologies Inc.	18,948	481
*	Ardelyx Inc.	84,164	478
*,^	AdaptHealth Corp.	29,852	478
*	Option Care Health Inc.	50,023	474
*	Catalyst Pharmaceuticals Inc.	122,100	470
*	Antares Pharma Inc.	195,998	463
*	Pennant Group Inc.	32,587	461
*	Odonate Therapeutics Inc.	16,681	461
*	AnaptysBio Inc.	32,079	453

*,^	CEL-SCI Corp.	38,932	449
*	CytomX Therapeutics Inc.	58,284	447
*,^	Corbus Pharmaceuticals Holdings Inc.	85,089	446
*	ANI Pharmaceuticals Inc.	10,832	441
*	Intersect ENT Inc.	37,040	439
*	Meridian Bioscience Inc.	51,946	436
*	Triple-S Management Corp.	30,590	431
*	Homology Medicines Inc.	27,282	424
	Utah Medical Products Inc.	4,495	423
*	Vapotherm Inc.	22,386	422
*	1Life Healthcare Inc.	22,934	416
*,^	Clovis Oncology Inc.	65,014	414
*	BioSpecifics Technologies Corp.	7,161	405
*	Progenics Pharmaceuticals Inc.	106,497	405
*,^	Viking Therapeutics Inc.	86,282	404
*	Eidos Therapeutics Inc.	8,209	402
*	REVOLUTION Medicines Inc.	17,749	389
*	G1 Therapeutics Inc.	35,126	387
*	BioDelivery Sciences International Inc.	100,337	380
*	Provention Bio Inc.	40,746	375
*	Dynavax Technologies Corp.	106,162	375
*	Durect Corp.	240,583	373
*	Puma Biotechnology Inc.	43,728	369
*	Tivity Health Inc.	57,070	359
*,^	ViewRay Inc.	143,085	358
*	Voyager Therapeutics Inc.	39,062	357
*	BioCryst Pharmaceuticals Inc.	178,661	357
*	PDL BioPharma Inc.	126,577	357
*	Translate Bio Inc.	35,602	355
*	SI-BONE Inc.	28,951	346
*	Eiger BioPharmaceuticals Inc	50,648	344
*	Molecular Templates Inc.	25,660	341
*,^	SmileDirectClub Inc.	72,753	340
*	Avid Bioservices Inc.	65,609	335
*	Rigel Pharmaceuticals Inc.	214,440	335
*	Spectrum Pharmaceuticals Inc.	141,994	331
*	Cue Biopharma Inc.	23,313	331
*	MacroGenics Inc.	56,553	329
*	SIGA Technologies Inc.	68,843	329
*	Syndax Pharmaceuticals Inc.	29,665	325
*	Pfenex Inc.	36,618	323
*	Lannett Co. Inc.	46,305	322
	Invacare Corp.	43,119	320
*	Flexion Therapeutics Inc.	40,677	320
*,^	Progyny Inc.	14,628	310
*	Agenus Inc.	125,251	307
*,^	TherapeuticsMD Inc.	288,476	306
*,^	Precigen Inc.	89,461	304
*	Stemline Therapeutics Inc.	60,216	291
*,^	Accelerate Diagnostics Inc.	34,837	290
*	Kiniksa Pharmaceuticals Ltd.	18,544	287
*	Scholar Rock Holding Corp.	23,395	283
*	SpringWorks Therapeutics Inc.	10,433	282
*	Precision BioSciences Inc.	46,241	279
*,^	Akcea Therapeutics Inc.	19,310	276
*	Geron Corp.	231,255	275
*	ADMA Biologics Inc.	95,421	275

*	GenMark Diagnostics Inc.	66,561	274
*	Bioxcel Therapeutics Inc.	11,927	267
*,^	Sorrento Therapeutics Inc.	144,872	267
*	Mersana Therapeutics Inc.	44,676	260
*	Syros Pharmaceuticals Inc.	43,740	259
*	CytoSorbents Corp.	33,400	258
*	Calithera Biosciences Inc.	58,071	258
*	Black Diamond Therapeutics Inc.	10,221	255
*	AMAG Pharmaceuticals Inc.	40,816	252
*	Aprea Therapeutics Inc.	7,143	248
*	Fluidigm Corp.	97,601	248
*	Concert Pharmaceuticals Inc.	27,718	245
*	Minerva Neurosciences Inc.	40,597	244
*,^	Verastem Inc.	92,316	244
*,^	Ocular Therapeutix Inc.	49,016	243
*	Atreca Inc.	14,615	242
*,^	MannKind Corp.	232,977	240
*	Marinus Pharmaceuticals Inc.	116,963	237
*	SeaSpine Holdings Corp.	28,392	232
*,^	Zynex Inc.	20,922	232
*	Seres Therapeutics Inc.	63,665	227
*	Repro-Med Systems Inc.	30,212	227
*	Crinetics Pharmaceuticals Inc.	15,325	225
*	InfuSystem Holdings Inc.	26,421	224
*,^	Mallinckrodt plc	110,397	219
*	Accuray Inc.	113,995	217
*	TransMedics Group Inc.	17,923	217
*	Cutera Inc.	16,479	215
*	Joint Corp.	19,588	213
*	IVERIC bio Inc.	60,271	207
*,^	XOMA Corp.	9,774	199
*	Stoke Therapeutics Inc.	8,479	194
*	Castle Biosciences Inc.	6,450	192
*	Magenta Therapeutics Inc.	30,037	189
*,^	XBiotech Inc.	17,587	187
*	Alphatec Holdings Inc.	53,884	186
*	Agile Therapeutics Inc.	96,745	180
*,^	Dyadic International Inc.	34,596	180
*	Protagonist Therapeutics Inc.	25,294	179
*	Replimune Group Inc.	17,809	178
*	Kindred Biosciences Inc.	44,140	177
*,^	Catasys Inc.	11,577	176
*	Fulgent Genetics Inc.	16,289	175
*	Stereotaxis Inc.	57,898	175
*	Misonix Inc.	18,478	174
*	Rubius Therapeutics Inc.	38,621	172
*	Spero Therapeutics Inc.	21,101	171
*	Abeona Therapeutics Inc.	80,702	169
*	Aeglea BioTherapeutics Inc.	36,352	169
*	Akero Therapeutics Inc.	7,937	168
*	Harpoon Therapeutics Inc.	14,473	168
*	iRadimed Corp.	7,848	168
*	Viela Bio Inc.	4,397	167
*	Gritstone Oncology Inc.	28,580	166
*	Verrica Pharmaceuticals Inc.	15,064	165
*,^	Rockwell Medical Inc.	79,913	164
*	Anavex Life Sciences Corp.	51,514	162

*	RTI Surgical Holdings Inc.	94,495	162
*	RAPT Therapeutics Inc.	7,589	161
*	BioLife Solutions Inc.	16,864	160
*	Recro Pharma Inc.	19,518	159
*	Surgery Partners Inc.	24,411	159
*	MediciNova Inc.	42,638	159
*	Aduro Biotech Inc.	57,135	157
*,^	Amyris Inc.	61,120	156
*,^	Senseonics Holdings Inc.	245,780	156
*	MEI Pharma Inc.	95,949	154
*,^	Co-Diagnostics Inc.	20,261	154
*	Chiasma Inc.	41,631	152
*	UNITY Biotechnology Inc.	25,909	150
*,^	ChromaDex Corp.	46,038	150
*	Oyster Point Pharma Inc.	4,126	144
*	Enzo Biochem Inc.	56,162	142
*	NGM Biopharmaceuticals Inc.	11,432	141
*,^	Selecta Biosciences Inc.	57,457	138
*	Apyx Medical Corp.	38,544	138
*	Lineage Cell Therapeutics Inc.	162,844	135
*	Matinas BioPharma Holdings Inc.	224,266	135
*	Electromed Inc.	11,845	133
*	Cymabay Therapeutics Inc.	88,551	131
*	Arcutis Biotherapeutics Inc.	4,395	131
*	Kezar Life Sciences Inc.	29,934	131
*	Harrow Health Inc.	34,054	130
*	X4 Pharmaceuticals Inc.	13,003	130
*	Prevail Therapeutics Inc.	10,575	129
*	Apollo Medical Holdings Inc.	9,964	129
*	OptimizeRx Corp.	13,645	124
*	Exagen Inc.	7,717	123
*	Mustang Bio Inc.	45,266	121
*	AcelRx Pharmaceuticals Inc.	100,131	118
*	Ovid therapeutics Inc.	38,746	115
*	Oncocyte Corp.	46,583	114
*	American Renal Associates Holdings Inc.	17,057	113
*	Paratek Pharmaceuticals Inc.	35,594	112
*	KalVista Pharmaceuticals Inc.	14,652	112
*,^	La Jolla Pharmaceutical Co.	26,673	112
*	Palatin Technologies Inc.	263,109	111
*	Sutro Biopharma Inc.	10,716	109
*	Exicure Inc.	73,058	108
*	Optinose Inc.	23,893	107
*	Satsuma Pharmaceuticals Inc.	4,978	107
*	Frequency Therapeutics Inc.	5,980	107
*,^	Lexicon Pharmaceuticals Inc.	54,388	106
*	Cassava Sciences Inc.	25,409	104
*	Personalis Inc.	12,749	103
*,^	Altimmune Inc.	31,854	102
*,^	Galectin Therapeutics Inc.	51,315	101
*	Jounce Therapeutics Inc.	21,042	100
*,^	BioSig Technologies Inc.	23,843	100
*	Five Prime Therapeutics Inc.	43,499	99
*	GlycoMimetics Inc.	43,246	99
*	Sientra Inc.	48,633	97
*	CASI Pharmaceuticals Inc.	47,384	97
*	Hookipa Pharma Inc.	11,700	97

*	Millendo Therapeutics Inc.	18,242	96
*	Cyclerion Therapeutics Inc.	36,337	96
*,^	Pulse Biosciences Inc.	13,315	95
*	FONAR Corp.	6,520	95
*,^	Evolus Inc.	22,721	94
*,^	Kaleido Biosciences Inc.	15,049	93
*,^	CorMedix Inc.	25,705	92
*,^	Zynerba Pharmaceuticals Inc.	23,726	91
*	Biomerica Inc.	12,522	90
*	Chembio Diagnostics Inc.	17,392	89
*	NantKwest Inc.	30,899	89
*	Pro-Dex Inc.	5,486	89
*	TCR2 Therapeutics Inc.	11,425	88
*	Aravive Inc.	15,130	87
*	BrainStorm Cell Therapeutics Inc.	18,530	86
*	Harvard Bioscience Inc.	38,763	86
*	Sesen Bio Inc.	151,549	85
*,^	AVEO Pharmaceuticals Inc.	23,186	84
*	Chimerix Inc.	58,216	84
*	Adamas Pharmaceuticals Inc.	28,838	83
*	Otonomy Inc.	41,566	82
*,^	Vir Biotechnology Inc.	2,379	82
*	Orgenesis Inc.	21,184	81
*	Catabasis Pharmaceuticals Inc.	18,921	79
*	Applied Genetic Technologies Corp.	23,007	75
*,^	Marker Therapeutics Inc.	38,627	73
*	Evelo Biosciences Inc.	19,293	72
*	Aldeyra Therapeutics Inc.	28,973	72
*	EyePoint Pharmaceuticals Inc.	69,888	71
*	Savara Inc.	33,526	71
*	Eton Pharmaceuticals Inc.	17,311	71
*,^	PAVmed Inc.	34,989	69
*	Cumberland Pharmaceuticals Inc.	19,021	69
*,^	Soliton Inc.	8,518	69
*	Akorn Inc.	119,735	67
*	Trevena Inc.	118,210	67
*	Catalyst Biosciences Inc.	15,278	67
*	Soligenix Inc.	39,371	66
*	Xeris Pharmaceuticals Inc.	33,587	66
*	CTI BioPharma Corp.	70,123	65
*	Milestone Scientific Inc.	51,506	64
*	Five Star Senior Living Inc.	23,010	64
*	Champions Oncology Inc.	8,643	64
*,^	Neon Therapeutics Inc.	23,316	62
*	Liquidia Technologies Inc.	12,974	61
*	Arbutus Biopharma Corp.	60,124	61
*	Fortress Biotech Inc	31,228	59
*	Organovo Holdings Inc.	143,484	59
*	Genesis Healthcare Inc.	69,665	59
*	Infinity Pharmaceuticals Inc.	69,800	58
*	Celcuity Inc.	8,854	58
*	Acorda Therapeutics Inc.	61,195	57
*	PhaseBio Pharmaceuticals Inc.	16,833	56
*	Conformis Inc.	84,889	53
*	Proteostasis Therapeutics Inc.	46,442	53
*	Assertio Therapeutics Inc.	81,064	53
*	NantHealth Inc.	32,891	52

*	LogicBio Therapeutics Inc.	10,447	52
*	scPharmaceuticals Inc.	6,800	50
*	Solid Biosciences Inc.	20,868	50
*	Ampio Pharmaceuticals Inc.	119,353	50
*	Checkpoint Therapeutics Inc.	32,676	49
*	Cidara Therapeutics Inc.	19,626	49
*	Eloxx Pharmaceuticals Inc.	24,672	48
*	Aclaris Therapeutics Inc.	46,289	48
*	Menlo Therapeutics Inc.	17,712	47
*	Heat Biologics Inc.	81,097	46
*	ContraFect Corp.	7,643	44
*	Corvus Pharmaceuticals Inc.	20,608	43
*	Clearside Biomedical Inc.	25,500	43
*	Cohbar Inc.	37,148	42
*	Cerecor Inc.	17,042	42
*	Alpine Immune Sciences Inc.	13,861	40
*	Tyme Technologies Inc.	35,094	39
*,^	VIVUS Inc.	10,306	37
*	Opiant Pharmaceuticals Inc.	3,871	37
*	Calyxt Inc.	10,962	37
*	Sunesis Pharmaceuticals Inc.	87,715	36
*	Apollo Endosurgery Inc.	18,818	36
	Merrimack Pharmaceuticals Inc.	16,693	36
*	Synlogic Inc.	20,244	35
*	Lumos Pharma Inc.	3,913	33
*	Aquestive Therapeutics Inc.	15,170	33
*,^	Idera Pharmaceuticals Inc.	24,800	33
*	Vermillion Inc.	38,754	32
*	Neos Therapeutics Inc.	42,186	32
*	ClearPoint Neuro Inc.	8,708	31
*	Mirum Pharmaceuticals Inc.	2,213	31
*	Zafgen Inc.	39,903	31
*	Celsion Corp.	33,970	31
*	Aptinyx Inc.	14,143	31
*	Alimera Sciences Inc.	7,639	29
	Psychemedics Corp.	4,821	29
*	Beam Therapeutics Inc.	1,618	29
*	Leap Therapeutics Inc.	18,179	29
*	Sensus Healthcare Inc.	11,106	28
*	Tocagen Inc.	22,679	28
*	Evoke Pharma Inc.	23,836	28
*	Neuronetics Inc.	14,267	27
*	Curis Inc.	37,775	27
*	Strata Skin Sciences Inc.	29,110	26
*	Anixa Biosciences Inc.	16,448	26
*,^	T2 Biosystems Inc.	39,297	26
*	Cabaletta Bio Inc.	3,482	25
*	ElectroCore Inc.	25,302	24
*,^	Bellicum Pharmaceuticals Inc.	4,992	23
*	Strongbridge Biopharma plc	11,686	22
*	Genocea Biosciences Inc.	12,541	22
*	Endologix Inc.	30,745	21
*	PLx Pharma Inc.	9,435	21
*	Baudax Bio Inc.	7,807	19
*	Surface Oncology Inc.	10,327	19
*	Aerpio Pharmaceuticals Inc.	34,309	19
*,^	Novan Inc.	38,991	19

*	Venus Concept Inc.	5,199	18
*	Passage Bio Inc.	1,170	18
*	IMARA Inc.	1,147	18
*	Oncternal Therapeutics Inc.	6,198	18
*	Celldex Therapeutics Inc.	10,913	18
*,^	Teligent Inc.	63,171	18
*	Acer Therapeutics Inc.	8,874	18
*,^	Quorum Health Corp.	39,069	18
*	Capital Senior Living Corp.	30,266	18
*	Enochian Biosciences Inc.	5,507	17
*	Soleno Therapeutics Inc.	6,203	15
*	Equillium Inc.	5,211	14
*	Miragen Therapeutics Inc.	29,825	13
*	Spring Bank Pharmaceuticals Inc.	13,831	13
*	Moleculin Biotech Inc.	21,052	13
*,^	Cocrystal Pharma Inc.	17,956	13
*	AzurRx BioPharma Inc.	21,962	13
*	IRIDEX Corp.	7,602	12
*	Tela Bio Inc.	1,470	12
*	Allena Pharmaceuticals Inc.	11,736	11
*	HTG Molecular Diagnostics Inc.	30,070	10
*,^	AgeX Therapeutics Inc.	10,226	10
*,^	Unum Therapeutics Inc.	21,750	9
*	Helius Medical Technologies Inc.	24,335	8
*,^	Second Sight Medical Products Inc.	7,100	7
*	Xtant Medical Holdings Inc.	10,314	7
*	OncoSec Medical Inc.	5,120	7
*	Navidea Biopharmaceuticals Inc.	8,420	6
*	Biolase Inc.	14,025	5
*	KemPharm Inc.	20,690	5
*	Aptevo Therapeutics Inc.	1,146	4
*	Evofem Biosciences Inc.	600	3
*	Caladrius Biosciences Inc.	1,670	3
§	Synergy Pharmaceuticals Inc.	412,534	3
*	DermTech Inc.	81	1
*,^	Nobilis Health Corp.	50,453	—
			4,695,293
Industrials (11.9%)
*	PayPal Holdings Inc.	1,502,267	143,827
	Accenture plc Class A	812,322	132,620
	Union Pacific Corp.	887,489	125,171
	Honeywell International Inc.	913,479	122,214
	United Technologies Corp.	1,103,712	104,113
	Lockheed Martin Corp.	306,640	103,936
	Boeing Co.	684,090	102,025
	3M Co.	735,102	100,349
	Fidelity National Information Services Inc.	785,755	95,579
	General Electric Co.	11,167,459	88,670
	United Parcel Service Inc.	895,951	83,700
	Caterpillar Inc.	706,639	81,998
*	Fiserv Inc.	738,669	70,166
	Automatic Data Processing Inc.	497,756	68,033
	Northrop Grumman Corp.	193,892	58,662
	Deere & Co.	402,694	55,636
	Global Payments Inc.	384,114	55,401
	CSX Corp.	949,851	54,426
	Illinois Tool Works Inc.	370,272	52,623

Waste Management Inc.	542,340	50,199
Sherwin-Williams Co.	106,158	48,782
Norfolk Southern Corp.	333,286	48,660
Raytheon Co.	355,736	46,655
General Dynamics Corp.	313,469	41,475
Roper Technologies Inc.	132,512	41,319
Eaton Corp. plc	528,392	41,051
Emerson Electric Co.	777,126	37,030
FedEx Corp.	299,872	36,362
Verisk Analytics Inc.	209,447	29,193
Agilent Technologies Inc.	395,093	28,297
* CoStar Group Inc.	46,849	27,510
Amphenol Corp. Class A	376,576	27,445
Ball Corp.	418,588	27,066
PACCAR Inc.	442,431	27,046
TE Connectivity Ltd.	428,272	26,973
Johnson Controls International plc	987,069	26,611
Cummins Inc.	195,955	26,517
Waste Connections Inc.	334,588	25,931
Paychex Inc.	409,723	25,780
Trane Technologies plc	304,952	25,186
* Square Inc.	444,073	23,261
Fastenal Co.	733,401	22,919
Rockwell Automation Inc.	147,739	22,295
* Mettler-Toledo International Inc.	31,133	21,498
Parker-Hannifin Corp.	164,608	21,355
AMETEK Inc.	292,439	21,061
TransDigm Group Inc.	65,100	20,844
* FleetCor Technologies Inc.	111,042	20,714
Fortive Corp.	365,542	20,174
* Keysight Technologies Inc.	240,064	20,089
Republic Services Inc.	264,631	19,863
Cintas Corp.	112,503	19,488
Stanley Black & Decker Inc.	194,564	19,456
Vulcan Materials Co.	169,185	18,284
Old Dominion Freight Line Inc.	137,962	18,109
Kansas City Southern	126,822	16,129
TransUnion	241,003	15,950
Dover Corp.	186,270	15,635
Jack Henry & Associates Inc.	98,314	15,262
Martin Marietta Materials Inc.	79,868	15,113
Xylem Inc.	230,905	15,039
* Waters Corp.	82,302	14,983
WW Grainger Inc.	58,577	14,556
Expeditors International of Washington Inc.	216,137	14,421
Broadridge Financial Solutions Inc.	146,682	13,910
* Teledyne Technologies Inc.	46,656	13,869
Jacobs Engineering Group Inc.	169,827	13,462
IDEX Corp.	96,302	13,300
* Zebra Technologies Corp.	69,023	12,673
Masco Corp.	365,718	12,643
Booz Allen Hamilton Holding Corp.	178,048	12,221
CH Robinson Worldwide Inc.	171,961	11,384
Westinghouse Air Brake Technologies Corp.	233,410	11,234
Allegion plc	118,765	10,929
Avery Dennison Corp.	106,787	10,878
* Fair Isaac Corp.	35,160	10,818

Packaging Corp. of America	121,528	10,552
* Ingersoll Rand Inc.	420,044	10,417
Graco Inc.	212,010	10,331
* Trimble Inc.	317,946	10,120
JB Hunt Transport Services Inc.	109,236	10,075
* Crown Holdings Inc.	173,570	10,074
* United Rentals Inc.	95,732	9,851
Huntington Ingalls Industries Inc.	52,104	9,494
Westrock Co.	331,608	9,371
HEICO Corp. Class A	142,784	9,124
Carlisle Cos. Inc.	72,431	9,074
Nordson Corp.	65,911	8,903
Toro Co.	135,404	8,813
Cognex Corp.	208,074	8,785
Lennox International Inc.	46,800	8,508
AptarGroup Inc.	81,092	8,072
Hubbell Inc.	69,138	7,933
Textron Inc.	292,075	7,790
Snap-on Inc.	69,502	7,563
* Generac Holdings Inc.	79,687	7,424
Universal Display Corp.	54,066	7,125
Genpact Ltd.	241,719	7,058
AO Smith Corp.	175,080	6,620
Watsco Inc.	41,404	6,543
Pentair plc	214,263	6,376
Donaldson Co. Inc.	160,493	6,200
* HD Supply Holdings Inc.	211,482	6,012
BWX Technologies Inc.	122,049	5,945
* Trex Co. Inc.	74,092	5,938
Sonoco Products Co.	127,648	5,916
* Sensata Technologies Holding plc	203,549	5,889
Quanta Services Inc.	182,911	5,804
* XPO Logistics Inc.	118,961	5,799
* WEX Inc.	55,462	5,799
* FTI Consulting Inc.	47,939	5,742
* Berry Global Group Inc.	168,874	5,693
* Aecom	190,383	5,683
* Stericycle Inc.	116,590	5,664
* Euronet Worldwide Inc.	65,752	5,636
Oshkosh Corp.	86,788	5,583
MDU Resources Group Inc.	256,529	5,515
FLIR Systems Inc.	171,228	5,460
* Arrow Electronics Inc.	105,174	5,455
Owens Corning	139,524	5,415
Lincoln Electric Holdings Inc.	78,198	5,396
* Axon Enterprise Inc.	75,981	5,377
Robert Half International Inc.	140,756	5,314
National Instruments Corp.	159,359	5,272
ITT Inc.	112,785	5,116
Curtiss-Wright Corp.	54,863	5,070
Knight-Swift Transportation Holdings Inc.	154,233	5,059
* Mercury Systems Inc.	70,696	5,043
Armstrong World Industries Inc.	62,398	4,956
Sealed Air Corp.	198,193	4,897
Tetra Tech Inc.	69,344	4,897
* IPG Photonics Corp.	44,109	4,864
MAXIMUS Inc.	82,086	4,777

Exponent Inc.	66,061	4,750
Allison Transmission Holdings Inc.	143,777	4,689
Landstar System Inc.	48,597	4,658
Graphic Packaging Holding Co.	372,382	4,543
MSA Safety Inc.	44,874	4,541
Xerox Holdings Corp.	238,187	4,511
Woodward Inc.	74,998	4,458
EMCOR Group Inc.	71,231	4,368
Acuity Brands Inc.	50,846	4,355
Jabil Inc.	175,659	4,318
Flowserve Corp.	170,200	4,066
Hexcel Corp.	108,424	4,032
Littelfuse Inc.	29,862	3,984
ManpowerGroup Inc.	75,154	3,982
* Paylocity Holding Corp.	44,740	3,951
* SiteOne Landscape Supply Inc.	53,336	3,927
* Aerojet Rocketdyne Holdings Inc.	89,932	3,762
KBR Inc.	181,543	3,754
AGCO Corp.	77,609	3,667
Tradeweb Markets Inc. Class A	85,512	3,595
* AMN Healthcare Services Inc.	60,026	3,470
* RBC Bearings Inc.	30,582	3,449
* Novanta Inc.	42,535	3,398
Brink's Co.	65,069	3,387
* Coherent Inc.	31,623	3,365
nVent Electric plc	198,144	3,343
Regal Beloit Corp.	52,791	3,323
Crane Co.	66,662	3,278
* Clean Harbors Inc.	63,801	3,276
Avnet Inc.	128,899	3,235
* Anixter International Inc.	36,687	3,224
Simpson Manufacturing Co. Inc.	51,755	3,208
* Kirby Corp.	73,744	3,206
Spirit AeroSystems Holdings Inc.	133,487	3,194
MSC Industrial Direct Co. Inc. Class A	58,098	3,194
* TopBuild Corp.	44,065	3,157
Eagle Materials Inc.	53,827	3,145
* II-VI Inc.	109,919	3,133
CoreLogic Inc.	102,286	3,124
Air Lease Corp.	136,644	3,025
Watts Water Technologies Inc.	35,611	3,014
John Bean Technologies Corp.	40,405	3,001
UniFirst Corp.	19,812	2,993
Valmont Industries Inc.	27,776	2,944
Rexnord Corp.	127,932	2,900
Silgan Holdings Inc.	99,780	2,896
* Advanced Disposal Services Inc.	87,160	2,859
Timken Co.	88,054	2,848
GATX Corp.	44,559	2,788
Brady Corp. Class A	61,707	2,785
Universal Forest Products Inc.	74,684	2,777
* Itron Inc.	49,461	2,761
* Integer Holdings Corp.	43,030	2,705
EnerSys	53,623	2,655
* Fabrinet	47,273	2,579
ManTech International Corp.	35,341	2,568
Barnes Group Inc.	61,356	2,567

* Proto Labs Inc.	33,456	2,547
AAON Inc.	52,661	2,545
Louisiana-Pacific Corp.	147,628	2,536
* MasTec Inc.	76,675	2,510
ESCO Technologies Inc.	32,438	2,462
* Saia Inc.	33,039	2,430
Vishay Intertechnology Inc.	168,052	2,422
Macquarie Infrastructure Corp.	94,854	2,395
Franklin Electric Co. Inc.	50,545	2,382
* Sanmina Corp.	87,149	2,377
* Rogers Corp.	24,534	2,316
Otter Tail Corp.	51,871	2,306
Applied Industrial Technologies Inc.	49,327	2,255
* ASGN Inc.	63,308	2,236
* Colfax Corp.	111,390	2,206
* Casella Waste Systems Inc.	56,314	2,200
* ExlService Holdings Inc.	41,960	2,183
* Summit Materials Inc.	143,683	2,155
ABM Industries Inc.	87,169	2,123
Federal Signal Corp.	77,469	2,113
Werner Enterprises Inc.	58,244	2,112
Belden Inc.	57,424	2,072
Moog Inc.	40,738	2,058
World Fuel Services Corp.	80,763	2,034
* Plexus Corp.	37,083	2,023
* TriNet Group Inc.	53,267	2,006
Badger Meter Inc.	37,083	1,988
Kennametal Inc.	105,233	1,959
Trinity Industries Inc.	121,695	1,956
* Ambarella Inc.	40,052	1,945
Alliance Data Systems Corp.	56,557	1,903
Forward Air Corp.	37,447	1,897
Ryder System Inc.	70,516	1,864
Albany International Corp.	39,019	1,847
* Hub Group Inc.	40,331	1,834
Insperity Inc.	49,149	1,833
* SPX Corp.	55,847	1,823
Korn Ferry	74,105	1,802
* Kratos Defense & Security Solutions Inc.	129,597	1,794
* Builders FirstSource Inc.	146,549	1,792
* Gibraltar Industries Inc.	40,997	1,760
* AeroVironment Inc.	28,816	1,757
EVERTEC Inc.	73,838	1,678
Comfort Systems USA Inc.	45,899	1,678
Cubic Corp.	40,551	1,675
Matson Inc.	54,307	1,663
Advanced Drainage Systems Inc.	56,288	1,657
Mueller Industries Inc.	69,217	1,657
Triton International Ltd.	63,422	1,641
Mueller Water Products Inc.	202,437	1,622
McGrath RentCorp	30,864	1,617
* OSI Systems Inc.	23,337	1,608
KEMET Corp.	65,505	1,583
ICF International Inc.	22,922	1,575
* Masonite International Corp.	33,093	1,570
* BMC Stock Holdings Inc.	87,634	1,554
* Knowles Corp.	115,092	1,540

*	SPX FLOW Inc.	54,096	1,537
	Deluxe Corp.	57,160	1,482
	Mobile Mini Inc.	56,292	1,477
	O-I Glass Inc.	207,256	1,474
*	Sykes Enterprises Inc.	53,761	1,458
	Schneider National Inc.	74,517	1,441
	Altra Industrial Motion Corp.	82,199	1,438
*	Beacon Roofing Supply Inc.	86,449	1,430
*	Allegheny Technologies Inc.	167,418	1,423
	Helios Technologies Inc.	37,481	1,421
*	TriMas Corp.	60,973	1,408
	Greif Inc. Class A	44,416	1,381
*	Huron Consulting Group Inc.	30,350	1,377
*	CBIZ Inc.	65,603	1,372
	Kaman Corp.	35,423	1,363
	Rush Enterprises Inc.	42,426	1,354
	HEICO Corp.	18,050	1,347
	Terex Corp.	92,524	1,329
	Covanta Holding Corp.	152,066	1,300
*	Air Transport Services Group Inc.	71,068	1,299
	Tennant Co.	21,858	1,267
	Alamo Group Inc.	14,237	1,264
	Enerpac Tool Group Corp. Class A	76,108	1,260
	CSW Industrials Inc.	19,346	1,255
*	TTM Technologies Inc.	120,391	1,245
	Lindsay Corp.	13,546	1,241
*	Atkore International Group Inc.	58,790	1,239
	Fluor Corp.	176,307	1,218
*	WESCO International Inc.	53,114	1,214
	Boise Cascade Co.	49,736	1,183
	Methode Electronics Inc.	44,522	1,177
	Heartland Express Inc.	62,248	1,156
*	Verra Mobility Corp. Class A	161,419	1,153
*	Pluralsight Inc. Class A	103,704	1,139
	Mesa Laboratories Inc.	4,993	1,129
*	MACOM Technology Solutions Holdings Inc.	58,551	1,108
*	Cimpress plc	20,710	1,102
*	Navistar International Corp.	65,457	1,079
*,^	Virgin Galactic Holdings Inc.	72,921	1,078
	Douglas Dynamics Inc.	29,746	1,056
	Encore Wire Corp.	24,916	1,046
	EnPro Industries Inc.	26,376	1,044
*	Installed Building Products Inc.	26,096	1,040
*	FARO Technologies Inc.	23,121	1,029
	Kadant Inc.	13,767	1,028
	Astec Industries Inc.	29,361	1,027
*	Vicor Corp.	22,754	1,013
	Raven Industries Inc.	47,338	1,005
	Marten Transport Ltd.	47,780	980
*	Dycom Industries Inc.	38,201	980
	CTS Corp.	38,812	966
*	Livent Corp.	180,489	948
*	Cardtronics plc	44,702	935
	AZZ Inc.	33,229	934
	Benchmark Electronics Inc.	46,159	923
*	Cardlytics Inc.	26,042	910
	US Ecology Inc.	29,845	907

	Granite Construction Inc.	59,444	902
	Primoris Services Corp.	56,210	894
	TTEC Holdings Inc.	23,527	864
*	Atlas Air Worldwide Holdings Inc.	32,986	847
	Patrick Industries Inc.	29,256	824
*	Resideo Technologies Inc.	165,697	802
^	Maxar Technologies Inc.	74,764	798
	Standex International Corp.	16,286	798
*	CryoPort Inc.	46,720	798
*	GMS Inc.	50,646	797
*	Parsons Corp.	24,744	791
*	JELD-WEN Holding Inc.	80,980	788
*	Evo Payments Inc.	49,771	761
	Greenbrier Cos. Inc.	42,202	749
	AAR Corp.	41,541	738
	International Seaways Inc.	30,293	724
	Columbus McKinnon Corp.	28,733	718
*	Aegion Corp.	39,529	709
	Kforce Inc.	27,694	708
*	Harsco Corp.	101,029	704
	Gorman-Rupp Co.	22,353	698
*	TrueBlue Inc.	54,451	695
	Argan Inc.	19,424	671
	Apogee Enterprises Inc.	31,940	665
	Griffon Corp.	51,819	655
*	SEACOR Holdings Inc.	24,142	651
*	Thermon Group Holdings Inc.	42,860	646
^	ADT Inc.	148,094	640
	Ennis Inc.	33,453	628
*	Great Lakes Dredge & Dock Corp.	74,068	615
	Cass Information Systems Inc.	17,165	604
*	Vectrus Inc.	14,466	599
	H&E Equipment Services Inc.	39,552	581
*	Veeco Instruments Inc.	60,595	580
*	PGT Innovations Inc.	68,416	574
*	Echo Global Logistics Inc.	33,280	568
	Hyster-Yale Materials Handling Inc.	14,008	562
*	Repay Holdings Corp.	39,094	561
	ArcBest Corp.	31,096	545
	MTS Systems Corp.	24,082	542
	Spartan Motors Inc.	41,846	540
*	Conduent Inc.	216,655	531
*	Evolent Health Inc.	95,852	520
*	NV5 Global Inc.	12,475	515
	Heidrick & Struggles International Inc.	22,610	509
*	MYR Group Inc.	19,332	506
	Kelly Services Inc.	39,738	504
	Wabash National Corp.	67,729	489
*,^	Bill.Com Holdings Inc.	13,346	456
	Quanex Building Products Corp.	45,105	455
*	Gates Industrial Corp. plc	58,650	433
*	Energy Recovery Inc.	57,759	430
	Resources Connection Inc.	39,014	428
	Myers Industries Inc.	38,566	415
	Miller Industries Inc.	14,573	412
	Triumph Group Inc.	58,757	397
*	Construction Partners Inc. Class A	23,515	397

*	Cornerstone Building Brands Inc.	85,452	390
*	Manitowoc Co. Inc.	45,604	388
*	US Concrete Inc.	20,586	373
*	Ducommun Inc.	14,697	365
	Barrett Business Services Inc.	8,973	356
	NVE Corp.	6,716	349
*	Heritage-Crystal Clean Inc.	21,463	349
*	Kimball Electronics Inc.	31,649	346
*	Tutor Perini Corp.	50,653	340
	Park Aerospace Corp.	25,791	325
	Omega Flex Inc.	3,782	319
	CRA International Inc.	9,499	317
*	Cross Country Healthcare Inc.	46,809	315
	Insteel Industries Inc.	23,704	314
*	Sterling Construction Co. Inc.	32,777	311
*	UFP Technologies Inc.	7,853	299
*	CIRCOR International Inc.	25,128	292
	Powell Industries Inc.	11,250	289
*	CAI International Inc.	19,951	282
*	Willdan Group Inc.	13,172	281
*	Vishay Precision Group Inc.	13,917	279
*,^	GreenSky Inc. Class A	69,347	265
*	ShotSpotter Inc.	9,637	265
*	Foundation Building Materials Inc.	25,398	261
	Allied Motion Technologies Inc.	10,888	258
*	Astronics Corp.	28,018	257
*	I3 Verticals Inc.	13,394	256
*	Ranpak Holdings Corp. Class A	39,128	245
*	Northwest Pipe Co.	10,922	243
*	Team Inc.	37,242	242
*	DXP Enterprises Inc.	19,526	239
*	Overseas Shipholding Group Inc. Class A	98,988	225
	Hurco Cos. Inc.	7,684	224
	Daktronics Inc.	45,183	223
*	Blue Bird Corp.	20,283	222
*	Donnelley Financial Solutions Inc.	41,992	221
*	IES Holdings Inc.	12,444	220
*	Universal Technical Institute Inc.	35,652	212
*	Franklin Covey Co.	13,330	207
*	Modine Manufacturing Co.	63,161	205
	United States Lime & Minerals Inc.	2,772	205
*	Transcat Inc.	7,708	204
	Park-Ohio Holdings Corp.	10,693	203
	VSE Corp.	12,337	202
*	CECO Environmental Corp.	43,080	201
*,^	Alpha Pro Tech Ltd.	16,600	201
*	Napco Security Technologies Inc.	12,814	194
*	CyberOptics Corp.	10,865	186
*	Luna Innovations Inc.	30,072	185
*	Aspen Aerogels Inc.	29,879	183
	Graham Corp.	13,821	178
*	Radiant Logistics Inc.	42,943	166
*,^	Paysign Inc.	30,637	158
*	Veritiv Corp.	20,029	157
	Universal Logistics Holdings Inc.	11,966	157
*	Orion Energy Systems Inc.	42,265	156
*	Lawson Products Inc.	5,840	156

	Advanced Emissions Solutions Inc.	22,693	149
*	Sharps Compliance Corp.	18,541	147
*	Gencor Industries Inc.	13,358	140
*	Era Group Inc.	26,281	140
*	Covenant Transportation Group Inc.	15,743	136
	LSI Industries Inc.	35,837	135
*	Information Services Group Inc.	52,556	135
*	LB Foster Co.	10,821	134
	Global Water Resources Inc.	13,084	133
*	Lydall Inc.	20,433	132
*	Forterra Inc.	22,035	132
*,^	Workhorse Group Inc.	72,174	131
	Preformed Line Products Co.	2,509	125
	REV Group Inc.	29,469	123
*	GP Strategies Corp.	18,445	120
*,^	Eagle Bulk Shipping Inc.	64,892	120
*	Acacia Research Corp.	53,671	119
*	IntriCon Corp.	10,120	119
	Eastern Co.	5,925	116
	Bel Fuse Inc.	11,656	114
*	DHI Group Inc	52,458	113
*	Willis Lease Finance Corp.	4,107	109
	Titan International Inc.	69,292	107
*	Intevac Inc.	25,788	105
*	Target Hospitality Corp.	51,466	102
	Quad/Graphics Inc.	40,391	102
*	PAM Transportation Services Inc.	3,307	102
*	Goldfield Corp.	35,662	101
*	Twin Disc Inc.	14,489	101
*	Research Frontiers Inc.	41,968	98
	BG Staffing Inc.	13,089	98
*	Mistras Group Inc.	22,934	98
*	Orion Group Holdings Inc.	37,214	97
*	Concrete Pumping Holdings Inc.	33,517	96
*,^	Wrap Technologies Inc.	22,418	95
*	Ultralife Corp.	18,241	95
	Briggs & Stratton Corp.	52,278	95
	NN Inc.	52,200	90
*	ServiceSource International Inc.	96,518	85
*	Turtle Beach Corp.	13,457	84
*	Innovative Solutions & Support Inc.	25,899	83
*	US Xpress Enterprises Inc.	24,081	80
*,^	EVI Industries Inc.	5,076	80
	RR Donnelley & Sons Co.	82,974	80
*	General Finance Corp.	12,254	76
*,^	ExOne Co.	11,835	76
*	PRGX Global Inc.	26,537	74
*	PFSweb Inc.	23,956	72
*	Asure Software Inc.	11,989	71
*	Manitex International Inc.	17,289	71
*	Frequency Electronics Inc.	7,573	69
*	YRC Worldwide Inc.	40,995	69
*	Daseke Inc.	48,612	68
*	InnerWorkings Inc.	57,943	68
*	Perma-Fix Environmental Services	12,584	66
*	IEC Electronics Corp.	10,877	65
*	Nesco Holdings Inc.	18,922	62

	Richardson Electronics Ltd.	15,379	59
*	Select Interior Concepts Inc. Class A	26,163	54
*	StarTek Inc.	13,737	52
*	BlueLinx Holdings Inc.	10,357	51
*	Horizon Global Corp.	26,846	50
*	Commercial Vehicle Group Inc.	32,782	49
*	Perceptron Inc.	15,787	45
	RF Industries Ltd.	11,313	45
*	Houston Wire & Cable Co.	19,943	44
*	Broadwind Energy Inc.	31,113	44
*	CUI Global Inc.	46,040	41
*,^	Aqua Metals Inc.	89,750	40
*	Air T Inc.	3,141	40
*	Babcock & Wilcox Enterprises Inc.	37,535	38
*	LightPath Technologies Inc. Class A	35,249	38
*	Issuer Direct Corp.	4,075	36
*	Perma-Pipe International Holdings Inc.	5,795	36
	Hudson Global Inc.	3,985	34
	ARC Document Solutions Inc.	41,831	34
*	Ballantyne Strong Inc.	19,745	34
*	Armstrong Flooring Inc.	21,631	31
*	Hudson Technologies Inc.	43,220	30
*	Hill International Inc.	17,059	25
*	USA Truck Inc.	7,669	24
*	Charah Solutions Inc.	13,885	24
*	Huttig Building Products Inc.	33,725	24
*,^	Odyssey Marine Exploration Inc.	6,843	23
*,^	Energous Corp.	28,873	21
*	CPI Aerostructures Inc.	8,892	20
*,^	MicroVision Inc.	109,463	19
*	Mayville Engineering Co. Inc.	2,983	18
*	Fuel Tech Inc.	44,766	18
*	FreightCar America Inc.	17,784	17
	Patriot Transportation Holding Inc.	1,441	14
*	Steel Connect Inc.	16,758	13
*	Limbach Holdings Inc.	3,987	11
*	ClearSign Technologies Corp.	15,290	11
	Bel Fuse Inc. Class A	1,376	10
*,^	Vertex Energy Inc.	15,510	9
*	Capstone Turbine Corp.	6,392	8
	Espey Manufacturing & Electronics Corp.	401	7
*	eMagin Corp.	33,365	7
*	Wireless Telecom Group Inc.	5,529	5
*	Rubicon Technology Inc.	609	5
	Chicago Rivet & Machine Co.	123	3
*	Usio Inc.	2,200	2
*	Tecogen Inc.	2,421	2
*	Volt Information Sciences Inc.	1,894	2
*	Sypris Solutions Inc.	994	1
*	Air T Inc. Warrants Exp. 06/07/2020	8,708	1
			3,834,852
Oil & Gas (2.5%)
	Exxon Mobil Corp.	5,411,774	205,485
	Chevron Corp.	2,418,485	175,243
	ConocoPhillips	1,401,045	43,152
	Kinder Morgan Inc.	2,460,130	34,245
	Phillips 66	567,852	30,465

	EOG Resources Inc.	744,631	26,747
	Valero Energy Corp.	524,820	23,806
	Schlumberger Ltd.	1,763,440	23,789
	Williams Cos. Inc.	1,548,988	21,918
	Marathon Petroleum Corp.	829,972	19,604
	Pioneer Natural Resources Co.	212,090	14,878
	Occidental Petroleum Corp.	1,143,276	13,239
	Hess Corp.	351,356	11,700
	ONEOK Inc.	530,919	11,579
	Concho Resources Inc.	257,796	11,047
*	Cheniere Energy Inc.	293,368	9,828
	Cabot Oil & Gas Corp.	519,285	8,927
	Baker Hughes Co.	836,585	8,784
	Halliburton Co.	1,069,632	7,327
	Diamondback Energy Inc.	207,278	5,431
	National Oilwell Varco Inc.	498,291	4,898
	HollyFrontier Corp.	187,135	4,587
	Noble Energy Inc.	608,803	3,677
*,^	Enphase Energy Inc.	108,667	3,509
*	First Solar Inc.	95,365	3,439
	Marathon Oil Corp.	1,036,006	3,408
	Devon Energy Corp.	474,760	3,281
	Arcosa Inc.	62,768	2,494
	EQT Corp.	326,994	2,312
	Parsley Energy Inc.	394,342	2,260
	Cimarex Energy Co.	134,250	2,259
	Targa Resources Corp.	301,933	2,086
	Apache Corp.	493,922	2,065
	Helmerich & Payne Inc.	130,800	2,047
*	WPX Energy Inc.	551,593	1,682
*	Dril-Quip Inc.	48,083	1,467
	Delek US Holdings Inc.	92,643	1,460
	Equitrans Midstream Corp.	272,744	1,372
*,^	Plug Power Inc.	380,923	1,348
*	Chart Industries Inc.	45,355	1,314
*,^	Southwestern Energy Co.	690,901	1,168
	Murphy Oil Corp.	186,122	1,141
*	Renewable Energy Group Inc.	47,381	973
	PBF Energy Inc.	135,848	962
*	CNX Resources Corp.	169,166	900
*,^	Transocean Ltd.	727,851	844
*	PDC Energy Inc.	127,308	791
^	Antero Midstream Corp.	351,037	737
*	NOW Inc.	141,072	728
	Archrock Inc.	191,331	719
^	Continental Resources Inc.	93,426	714
	Cactus Inc.	59,425	689
	CVR Energy Inc.	38,950	644
^	Range Resources Corp.	264,100	602
*	Magnolia Oil & Gas Corp. Class A	149,468	598
	Core Laboratories NV	56,341	583
*	TPI Composites Inc.	37,705	557
*,^	Apergy Corp.	96,601	555
	Patterson-UTI Energy Inc.	231,367	544
*,^	SunPower Corp.	104,529	530
*	Ameresco Inc.	29,057	495
*,^	Chesapeake Energy Corp.	2,488,546	430

	DMC Global Inc	18,444	424
*	MRC Global Inc.	97,870	417
*,^	FuelCell Energy Inc.	245,062	370
*	Oceaneering International Inc.	120,659	355
*	Matador Resources Co.	141,411	351
*	Par Pacific Holdings Inc.	47,445	337
*	REX American Resources Corp.	7,067	329
*	Tidewater Inc.	44,636	316
*	Helix Energy Solutions Group Inc.	177,221	291
*	Matrix Service Co.	30,505	289
	Brigham Minerals Inc. Class A	34,624	286
*	Callon Petroleum Co.	493,878	271
*	ProPetro Holding Corp.	103,844	260
*	Bonanza Creek Energy Inc.	22,415	252
	NexTier Oilfield Solutions Inc.	201,691	236
*,^	Antero Resources Corp.	330,664	236
*,^	Northern Oil and Gas Inc.	348,584	231
*	Select Energy Services Inc.	70,975	229
	Solaris Oilfield Infrastructure Inc.	40,310	212
	Green Plains Inc.	41,918	203
*	Exterran Corp.	40,132	193
	Berry Corp.	78,999	190
*	W&T Offshore Inc.	110,476	188
	Liberty Oilfield Services Inc.	68,377	184
	SM Energy Co.	146,436	179
	Nabors Industries Ltd.	421,499	164
*	Trecora Resources	25,502	152
	RPC Inc.	72,804	150
*	Talos Energy Inc.	24,562	141
*,^	Diamond Offshore Drilling Inc.	77,093	141
*	Oil States International Inc.	67,930	138
*	Contango Oil & Gas Co.	90,818	136
*	Oasis Petroleum Inc.	384,296	135
*	American Superconductor Corp.	24,464	134
*,^	Valaris plc Class A	252,813	114
*	SEACOR Marine Holdings Inc.	25,812	113
*,^	Tellurian Inc.	122,141	110
*	Denbury Resources Inc.	573,783	106
	QEP Resources Inc.	308,330	103
	Falcon Minerals Corp.	45,982	99
*	Geospace Technologies Corp.	15,385	98
*	Newpark Resources Inc.	106,384	95
	Evolution Petroleum Corp.	34,236	89
*	Laredo Petroleum Inc.	214,212	81
*,^	Noble Corp. plc	311,755	81
*,^	Whiting Petroleum Corp.	117,531	79
*	Gulfport Energy Corp.	176,959	79
	Panhandle Oil and Gas Inc.	18,872	70
*	Centennial Resource Development Inc.	262,117	69
*	Natural Gas Services Group Inc.	14,793	66
*	Goodrich Petroleum Corp.	14,690	63
*	Penn Virginia Corp.	18,889	58
*,^	California Resources Corp.	58,162	58
*	Altus Midstream Co. Class A	77,115	58
*	Flotek Industries Inc.	64,587	57
*	Montage Resources Corp.	24,319	55
*	VAALCO Energy Inc.	58,039	52

*	TETRA Technologies Inc.	160,278	51
*	Ring Energy Inc.	74,978	49
	Adams Resources & Energy Inc.	2,078	49
*	Gulf Island Fabrication Inc.	14,914	45
*,^	Extraction Oil & Gas Inc.	99,840	42
*	Ranger Energy Services Inc.	10,210	41
*	Earthstone Energy Inc.	23,011	41
*	SandRidge Energy Inc.	43,574	39
*,^	American Resources Corp. Class A	31,283	33
*	PrimeEnergy Resources Corp.	399	30
*	Dawson Geophysical Co.	29,862	29
*	Abraxas Petroleum Corp.	226,495	27
*	HighPoint Resources Corp.	141,690	27
*	Covia Holdings Corp.	46,626	27
*	Smart Sand Inc.	24,644	26
	Amplify Energy Corp.	41,021	23
*,^	Torchlight Energy Resources Inc.	56,117	22
*	SilverBow Resources Inc.	8,359	21
*	Mitcham Industries Inc.	16,416	21
*	Forum Energy Technologies Inc.	109,759	19
*	KLX Energy Services Holdings Inc.	26,382	18
*	Chaparral Energy Inc. Class A	36,836	17
*	Nine Energy Service Inc.	20,403	17
*	ION Geophysical Corp.	12,891	16
*	Infrastructure and Energy Alternatives Inc.	7,696	15
*	Pacific Ethanol Inc.	56,982	15
	Mammoth Energy Services Inc.	18,291	14
*	Quintana Energy Services Inc.	15,295	13
*	FTS International Inc.	49,145	11
*	NCS Multistage Holdings Inc.	16,701	11
*	US Well Services Inc.	32,839	10
*,^	Lilis Energy Inc.	49,026	8
*	Lonestar Resources US Inc. Class A	17,103	7
*	Superior Drilling Products Inc.	13,687	5
*	Independence Contract Drilling Inc.	2,729	4
*	Alta Mesa Resources Inc. Class A	103,408	—
*,§	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	—
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	—
*,^,§ Harvest Natural Resources Inc.		27,025	—
			784,879
Other (0.0%)1
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	90,957	80
§	Spirit MTA REIT	58,489	45
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	A Schulman Inc. CVR	40,279	17
*,§	NewStar Financial Inc. CVR	36,657	9
*	Kadmon Warrants Exp. 09/29/2022	25,728	9
*,§	OncoMed Pharmaceuticals Inc. CVR	31,662	8
*,§	Media General Inc. CVR	175,133	7
*,§	Corium CVR	34,910	6
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Aratana Therapeutics Inc. CVR	67,232	2
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	31,662	—
*,§	Clinical Data CVR	29,879	—

*,^,§ Biosante Pharmaceutical Inc. CVR		156,953	—
			224
Technology (24.3%)
	Microsoft Corp.	9,757,034	1,538,782
	Apple Inc.	5,114,499	1,300,566
*	Facebook Inc.	3,077,657	513,353
*	Alphabet Inc. Class A	383,789	445,944
*	Alphabet Inc. Class C	372,854	433,558
	Intel Corp.	5,563,331	301,087
	Cisco Systems Inc.	5,426,472	213,315
*	Adobe Inc.	618,689	196,892
	NVIDIA Corp.	743,849	196,079
*	salesforce.com Inc.	1,064,943	153,330
	Oracle Corp.	2,728,747	131,880
	International Business Machines Corp.	1,132,014	125,574
	Texas Instruments Inc.	1,195,637	119,480
	Broadcom Inc.	481,721	114,216
	QUALCOMM Inc.	1,459,477	98,734
	Intuit Inc.	316,063	72,694
*	ServiceNow Inc.	240,968	69,057
*	Advanced Micro Devices Inc.	1,423,602	64,745
*	Micron Technology Inc.	1,416,836	59,592
	Applied Materials Inc.	1,179,626	54,050
	L3Harris Technologies Inc.	282,942	50,964
	Lam Research Corp.	185,646	44,555
*	Autodesk Inc.	280,776	43,829
	Analog Devices Inc.	469,663	42,105
	HP Inc.	1,895,214	32,901
	Cognizant Technology Solutions Corp.	698,089	32,440
	Motorola Solutions Inc.	218,752	29,077
	KLA Corp.	201,772	29,003
*	Workday Inc.	208,818	27,192
*	Veeva Systems Inc.	168,215	26,304
	Xilinx Inc.	321,674	25,071
*	ANSYS Inc.	107,675	25,031
*	Splunk Inc.	197,537	24,935
*	Synopsys Inc.	191,609	24,677
*	VeriSign Inc.	135,230	24,354
	Cerner Corp.	381,930	24,058
*	Cadence Design Systems Inc.	357,683	23,621
*	Twitter Inc.	941,817	23,131
	Citrix Systems Inc.	158,014	22,367
	Microchip Technology Inc.	305,823	20,735
*	RingCentral Inc.	95,667	20,273
	Corning Inc.	984,777	20,227
*	Palo Alto Networks Inc.	119,119	19,531
	Skyworks Solutions Inc.	217,960	19,481
	Marvell Technology Group Ltd.	853,730	19,320
*	Fortinet Inc.	185,973	18,815
*	IAC/InterActiveCorp	100,523	18,017
*	Akamai Technologies Inc.	196,445	17,973
	CDW Corp.	183,917	17,154
	Maxim Integrated Products Inc.	346,408	16,839
*	Okta Inc.	136,445	16,682
*	DocuSign Inc. Class A	180,127	16,644
	Leidos Holdings Inc.	181,239	16,611
	Hewlett Packard Enterprise Co.	1,657,486	16,094

	Western Digital Corp.	362,077	15,070
*	Tyler Technologies Inc.	49,738	14,750
*	Snap Inc.	1,238,669	14,728
*	Twilio Inc.	159,512	14,275
	Seagate Technology plc	285,740	13,944
*	Arista Networks Inc.	68,611	13,897
	NortonLifeLock Inc.	716,419	13,404
*	Paycom Software Inc.	63,518	12,831
*	GoDaddy Inc.	218,461	12,476
*	EPAM Systems Inc.	66,830	12,408
	NetApp Inc.	292,204	12,182
	SS&C Technologies Holdings Inc.	275,370	12,067
*	Qorvo Inc.	147,928	11,927
*	VMware Inc.	97,939	11,860
	Teradyne Inc.	214,199	11,603
*	Coupa Software Inc.	80,388	11,233
	Cypress Semiconductor Corp.	472,777	11,025
*	Gartner Inc.	108,748	10,828
*	Dell Technologies Inc.	267,428	10,577
*	Black Knight Inc.	181,484	10,537
*	Zendesk Inc.	144,140	9,226
	Monolithic Power Systems Inc.	52,803	8,842
*	Guidewire Software Inc.	105,759	8,388
*	Aspen Technology Inc.	87,343	8,304
*	F5 Networks Inc.	77,703	8,285
*	MongoDB Inc.	60,359	8,241
*	PTC Inc.	132,961	8,139
*	Slack Technologies Inc. Class A	301,522	8,093
	Juniper Networks Inc.	420,314	8,045
*	Ciena Corp.	198,539	7,904
	Entegris Inc.	172,641	7,729
*	Proofpoint Inc.	72,475	7,435
*	Lumentum Holdings Inc.	94,752	6,983
*	HubSpot Inc.	52,256	6,960
*	CACI International Inc. Class A	31,860	6,727
*	ON Semiconductor Corp.	524,650	6,527
*	Ceridian HCM Holding Inc.	128,625	6,440
*	Avalara Inc.	84,371	6,294
*	Pinterest Inc. Class A	396,236	6,118
*	Nuance Communications Inc.	361,784	6,071
*	Tech Data Corp.	44,665	5,844
*	Five9 Inc.	74,826	5,721
*	Alteryx Inc.	60,039	5,714
	MKS Instruments Inc.	69,789	5,684
	Science Applications International Corp.	74,001	5,523
*	RealPage Inc.	102,207	5,410
*	Smartsheet Inc. Class A	128,099	5,317
	LogMeIn Inc.	62,399	5,197
	CDK Global Inc.	154,603	5,079
*	Dropbox Inc. Class A	277,147	5,016
*,^	Zscaler Inc.	81,319	4,949
*	Cree Inc.	137,568	4,878
*	Cirrus Logic Inc.	73,261	4,808
*	Silicon Laboratories Inc.	55,256	4,719
*	Inphi Corp.	58,950	4,667
*	Everbridge Inc.	43,229	4,598
	J2 Global Inc.	59,233	4,434

*,^	Match Group Inc.	67,051	4,428
	Cogent Communications Holdings Inc.	53,873	4,416
	DXC Technology Co.	327,375	4,272
	Cabot Microelectronics Corp.	37,145	4,240
*	Manhattan Associates Inc.	81,723	4,071
*	Anaplan Inc.	127,721	3,865
	SYNNEX Corp.	52,760	3,857
*	Qualys Inc.	42,637	3,709
*	Verint Systems Inc.	85,955	3,696
*	Pure Storage Inc.	298,138	3,667
	Pegasystems Inc.	51,055	3,637
*	Nutanix Inc.	225,584	3,564
	Blackbaud Inc.	63,290	3,516
*	Envestnet Inc.	64,139	3,449
*	ACI Worldwide Inc.	142,653	3,445
*	Dynatrace Inc.	143,395	3,419
*	Q2 Holdings Inc.	56,263	3,323
*	Viavi Solutions Inc.	293,252	3,287
*	Acacia Communications Inc.	47,611	3,199
*	Semtech Corp.	85,221	3,196
	Perspecta Inc.	174,578	3,184
	Power Integrations Inc.	35,589	3,144
*	New Relic Inc.	66,939	3,095
*	Lattice Semiconductor Corp.	173,268	3,088
*	Blackline Inc.	57,093	3,004
*	Teradata Corp.	146,484	3,001
*	Elastic NV	52,153	2,911
*	Change Healthcare Inc.	286,949	2,867
*	NCR Corp.	161,919	2,866
*	Premier Inc.	85,945	2,812
*	FireEye Inc.	263,493	2,788
*	ViaSat Inc.	76,274	2,740
	Brooks Automation Inc.	87,406	2,666
*	Rapid7 Inc.	58,830	2,549
*	Box Inc.	181,500	2,548
*	Synaptics Inc.	41,750	2,416
*	Advanced Energy Industries Inc.	48,870	2,370
*	Varonis Systems Inc.	37,015	2,357
*	Cornerstone OnDemand Inc.	73,438	2,332
*	Appfolio Inc.	20,850	2,313
*	CommScope Holding Co. Inc.	248,579	2,265
*	CommVault Systems Inc.	54,560	2,209
*	Bottomline Technologies DE Inc.	58,296	2,137
*	NetScout Systems Inc.	90,187	2,135
*	Diodes Inc.	51,772	2,104
*	SPS Commerce Inc.	43,876	2,041
*	FormFactor Inc.	101,373	2,037
*	EchoStar Corp.	60,845	1,945
	Progress Software Corp.	59,217	1,895
*	Onto Innovation Inc.	63,216	1,876
*	Insight Enterprises Inc.	44,460	1,873
	NIC Inc.	81,163	1,867
*	SVMK Inc.	135,515	1,831
*	Alarm.com Holdings Inc.	46,959	1,827
*	Cloudera Inc.	231,780	1,824
	CSG Systems International Inc.	42,588	1,782
	InterDigital Inc.	39,881	1,780

*,^	Appian Corp. Class A	43,299	1,742
*	LivePerson Inc.	74,578	1,697
*	SailPoint Technologies Holding Inc.	111,392	1,695
*	Bandwidth Inc. Class A	23,647	1,591
*	Rambus Inc.	141,456	1,570
*	ForeScout Technologies Inc.	49,101	1,551
*	Inovalon Holdings Inc.	92,827	1,546
*	PROS Holdings Inc.	48,996	1,520
*	Allscripts Healthcare Solutions Inc.	212,733	1,498
*	Crowdstrike Holdings Inc. Class A	26,472	1,474
*	Tabula Rasa HealthCare Inc.	25,256	1,321
*	Workiva Inc.	40,752	1,318
*	Infinera Corp.	243,519	1,291
*	Datadog Inc. Class A	35,154	1,265
*	MicroStrategy Inc.	10,402	1,228
*	Altair Engineering Inc.	45,674	1,210
	Ubiquiti Inc.	8,307	1,176
*	Cloudflare Inc. Class A	49,694	1,167
	Switch Inc.	80,824	1,166
*	Avaya Holdings Corp.	141,494	1,145
*	Tenable Holdings Inc.	51,285	1,121
*	3D Systems Corp.	143,908	1,110
*	Yext Inc.	108,661	1,107
	TiVo Corp.	154,075	1,091
*	Perficient Inc.	39,061	1,058
*	ePlus Inc.	16,641	1,042
*	Covetrus Inc.	120,443	980
*	Unisys Corp.	78,904	974
*	Virtusa Corp.	33,677	956
*	MaxLinear Inc.	80,687	942
*	SolarWinds Corp.	59,192	928
	Shutterstock Inc.	27,623	888
*	Vocera Communications Inc.	41,486	881
	Xperi Corp.	62,633	871
*	Photronics Inc.	84,281	865
*	NETGEAR Inc.	37,647	860
*,^	Livongo Health Inc.	29,826	851
*	Blucora Inc.	68,412	824
*	Model N Inc.	36,876	819
*	Axcelis Technologies Inc.	43,273	792
*	OneSpan Inc.	42,752	776
*	Limelight Networks Inc.	135,174	770
*	Zuora Inc. Class A	93,274	751
*	Cerence Inc.	45,858	706
*	ScanSource Inc.	32,800	702
*	CEVA Inc.	27,904	696
*	Harmonic Inc.	120,113	692
*	PagerDuty Inc.	39,690	686
*	Upland Software Inc.	25,426	682
*	Ultra Clean Holdings Inc.	46,975	648
*	NextGen Healthcare Inc.	61,513	642
	Cohu Inc.	47,687	590
*	Boingo Wireless Inc.	55,481	589
*	Amkor Technology Inc.	75,219	586
	American Software Inc.	40,921	581
*	Tucows Inc.	11,974	578
	QAD Inc.	13,727	548

*	Fastly Inc. Class A	28,759	546
*	Ichor Holdings Ltd.	28,234	541
	PC Connection Inc.	12,958	534
	Simulations Plus Inc.	15,145	529
*	Eventbrite Inc. Class A	71,835	524
*	PDF Solutions Inc.	43,983	515
*	Schrodinger Inc.	11,386	491
*	VirnetX Holding Corp.	86,838	475
*	Medallia Inc.	23,465	470
*	MobileIron Inc.	122,203	464
	ADTRAN Inc.	60,226	463
*	Extreme Networks Inc.	144,881	448
	Ebix Inc.	29,312	445
*	Meet Group Inc.	75,338	442
	Pitney Bowes Inc.	216,692	442
*	Agilysys Inc.	26,124	436
*	Phreesia Inc.	20,413	429
	Hackett Group Inc.	33,557	427
*	Brightcove Inc.	60,298	420
	Plantronics Inc.	41,282	415
*	Calix Inc.	58,113	411
*	NeoPhotonics Corp.	55,788	404
	Comtech Telecommunications Corp.	29,274	389
*	Ping Identity Holding Corp.	19,407	389
*	Adesto Technologies Corp.	33,850	379
*,^	Inseego Corp.	60,648	378
*	A10 Networks Inc.	60,536	376
*	ACM Research Inc.	12,629	374
	Computer Programs & Systems Inc.	16,716	372
*	Impinj Inc.	22,077	369
*	Forrester Research Inc.	12,523	366
*	Rosetta Stone Inc.	26,072	366
*	Mitek Systems Inc.	45,310	357
*	DSP Group Inc.	26,036	349
*	nLight Inc.	33,254	349
*	GTY Technology Holdings Inc.	75,453	341
*	Avid Technology Inc.	49,959	336
*	Health Catalyst Inc.	12,250	320
*	Diebold Nixdorf Inc.	89,243	314
*	Digi International Inc.	32,827	313
*	Benefitfocus Inc.	34,937	311
*	Zix Corp.	70,110	302
*	Telaria Inc.	48,887	293
*	Loral Space & Communications Inc.	17,413	283
*	Sciplay Corp. Class A	29,427	280
*	Domo Inc.	27,812	276
*	Ooma Inc.	21,775	260
*	Arlo Technologies Inc.	92,924	226
*	ChannelAdvisor Corp.	31,025	225
*	Ribbon Communications Inc.	71,586	217
*	CalAmp Corp.	44,503	200
*	KVH Industries Inc.	21,023	198
*	Immersion Corp.	35,489	190
*,^	Applied Optoelectronics Inc.	24,455	186
*	PAR Technology Corp.	14,203	183
*	Digimarc Corp.	13,962	182
*	Synchronoss Technologies Inc.	58,796	179

*	Seachange International Inc.	46,503	173
*	Clearfield Inc.	14,122	167
*	Alpha & Omega Semiconductor Ltd.	25,712	165
*	Endurance International Group Holdings Inc.	85,240	165
*	Iteris Inc.	49,895	160
*,^	Gogo Inc.	75,030	159
*	Smith Micro Software Inc.	37,622	158
*	Telenav Inc.	36,650	158
*	Icad Inc.	21,403	157
*	Intelligent Systems Corp.	4,600	156
*	GSI Technology Inc.	21,838	152
	PC-Tel Inc.	22,253	148
*	eGain Corp.	19,305	142
*	AXT Inc.	42,819	137
*	Genasys Inc.	37,838	124
*	SecureWorks Corp.	10,122	116
*	Airgain Inc.	14,003	103
*	Casa Systems Inc.	29,218	102
*	Pixelworks Inc.	35,769	102
	GlobalSCAPE Inc.	14,127	101
*,^	Beyond Air Inc.	11,739	94
*	Majesco	16,500	90
*,^	Waitr Holdings Inc.	71,570	88
*	Amtech Systems Inc.	19,290	84
*	Computer Task Group Inc.	20,394	78
	Wayside Technology Group Inc.	5,976	76
	QAD Inc. Class B	3,097	76
*	Powerfleet Inc.	21,901	76
*	Identiv Inc.	21,369	72
*	Castlight Health Inc.	98,203	71
*	Red Violet Inc.	3,768	68
*	SharpSpring Inc.	10,659	65
*	Mastech Digital Inc.	5,006	64
*	Park City Group Inc.	16,658	63
*	Aviat Networks Inc.	6,976	59
*	EMCORE Corp.	25,614	57
*	Atomera Inc.	15,772	55
*	Rimini Street Inc.	13,148	54
*	DASAN Zhone Solutions Inc.	12,823	54
*	Cambium Networks Corp.	9,228	52
*	WidePoint Corp.	138,277	51
	AstroNova Inc.	6,427	50
*	Great Elm Capital Group Inc.	25,570	48
	Network-1 Technologies Inc.	20,999	46
*	Synacor Inc.	43,316	44
*	Akerna Corp.	8,333	43
*	Aehr Test Systems	23,485	39
*	Resonant Inc.	26,336	39
*	Key Tronic Corp.	12,158	35
*	ADDvantage Technologies Group Inc.	14,730	32
*	Everspin Technologies Inc.	12,013	31
*	RigNet Inc.	17,068	31
	CSP Inc.	4,375	31
*	Kopin Corp.	84,748	30
*	Finjan Holdings Inc.	27,000	27
*	Data I/O Corp.	9,481	27
*	NetSol Technologies Inc.	9,891	25

	TESSCO Technologies Inc.	5,021	25
*	BSQUARE Corp.	25,292	24
	TransAct Technologies Inc.	7,695	24
	Support.com Inc.	21,839	24
*	QuickLogic Corp.	7,663	22
*	CVD Equipment Corp.	8,553	20
*	ClearOne Inc.	11,338	19
*	RCM Technologies Inc.	14,006	18
*	inTEST Corp.	6,464	17
*	Evolving Systems Inc.	20,892	16
	BK Technologies Corp.	9,726	16
*	Intellicheck Inc.	4,650	16
*	Mohawk Group Holdings Inc.	8,693	14
*	GSE Systems Inc.	14,921	14
*	Lantronix Inc.	5,914	12
*	Streamline Health Solutions Inc.	10,393	9
*	Global Eagle Entertainment Inc.	53,015	8
*	NXT-ID Inc.	23,431	8
*	Westell Technologies Inc. Class A	5,116	4
*	CynergisTek Inc.	1,200	2
*	Innodata Inc.	1,100	1
			7,789,841
Telecommunications (2.0%)
	Verizon Communications Inc.	5,287,447	284,095
	AT&T Inc.	9,339,713	272,253
*	T-Mobile US Inc.	382,415	32,085
	CenturyLink Inc.	1,397,359	13,219
*	Zoom Video Communications Inc. Class A	58,181	8,501
*	GCI Liberty Inc. Class A	122,645	6,987
*	Sprint Corp.	793,904	6,844
*	Iridium Communications Inc.	143,952	3,214
	Shenandoah Telecommunications Co.	60,308	2,970
*	Vonage Holdings Corp.	292,431	2,114
	Telephone & Data Systems Inc.	121,918	2,043
*	8x8 Inc.	119,531	1,657
*	Cincinnati Bell Inc.	61,298	897
	ATN International Inc.	14,657	861
*	Anterix Inc.	14,908	681
*	United States Cellular Corp.	19,827	581
	Consolidated Communications Holdings Inc.	85,883	391
*,^	GTT Communications Inc.	42,173	335
*	WideOpenWest Inc.	66,554	317
	Spok Holdings Inc.	26,291	281
*	ORBCOMM Inc.	98,534	240
*,^	Globalstar Inc.	747,398	220
*,^	Intelsat SA	97,815	150
*	Alaska Communications Systems Group Inc.	73,683	128
*	IDT Corp.	19,345	105
*	HC2 Holdings Inc.	46,997	73
*,^	Pareteum Corp.	140,419	58
*,^	Frontier Communications Corp.	136,965	52
*	Otelco Inc. Class A	3,053	14
			641,366
Utilities (3.5%)
	NextEra Energy Inc.	625,332	150,467
	Dominion Energy Inc.	1,052,655	75,991

Duke Energy Corp.	932,315	75,406
Southern Co.	1,341,337	72,620
American Electric Power Co. Inc.	630,939	50,462
Exelon Corp.	1,239,467	45,625
Xcel Energy Inc.	684,435	41,271
Sempra Energy	350,946	39,653
WEC Energy Group Inc.	402,538	35,476
Consolidated Edison Inc.	424,386	33,102
Eversource Energy	412,738	32,280
Public Service Enterprise Group Inc.	647,017	29,057
American Water Works Co. Inc.	231,874	27,723
FirstEnergy Corp.	686,165	27,495
Edison International	458,908	25,144
Entergy Corp.	255,273	23,988
DTE Energy Co.	244,027	23,175
Ameren Corp.	314,966	22,939
PPL Corp.	925,396	22,839
CMS Energy Corp.	363,523	21,357
Evergy Inc.	292,000	16,075
Alliant Energy Corp.	312,939	15,112
Atmos Energy Corp.	152,047	15,088
NiSource Inc.	474,757	11,855
AES Corp.	846,293	11,510
Essential Utilities Inc.	274,763	11,183
Pinnacle West Capital Corp.	143,324	10,862
CenterPoint Energy Inc.	640,969	9,903
NRG Energy Inc.	304,356	8,297
Vistra Energy Corp.	495,498	7,908
OGE Energy Corp.	257,129	7,902
UGI Corp.	265,919	7,092
* PG&E Corp.	674,169	6,061
Hawaiian Electric Industries Inc.	139,423	6,002
IDACORP Inc.	64,543	5,666
ONE Gas Inc.	67,144	5,615
Portland General Electric Co.	115,382	5,531
Black Hills Corp.	79,015	5,059
Spire Inc.	62,562	4,660
Southwest Gas Holdings Inc.	64,346	4,476
National Fuel Gas Co.	111,714	4,166
New Jersey Resources Corp.	122,104	4,148
ALLETE Inc.	65,872	3,997
PNM Resources Inc.	103,593	3,937
American States Water Co.	47,049	3,846
NorthWestern Corp.	64,114	3,836
Avista Corp.	86,860	3,691
Ormat Technologies Inc.	53,139	3,595
Avangrid Inc.	80,914	3,542
El Paso Electric Co.	52,032	3,536
California Water Service Group	61,909	3,115
South Jersey Industries Inc.	119,139	2,978
MGE Energy Inc.	44,805	2,933
Northwest Natural Holding Co.	39,272	2,425
SJW Group	36,807	2,126
TerraForm Power Inc.	116,456	1,836
Chesapeake Utilities Corp.	20,311	1,741
Clearway Energy Inc.	81,205	1,527
Middlesex Water Co.	21,365	1,284

*	Evoqua Water Technologies Corp.			109,026	1,222
	Clearway Energy Inc. Class A			68,784	1,181
*	Sunrun Inc.			103,290	1,043
	Unitil Corp.			19,441	1,017
	York Water Co.			16,265	707
*,^	Bloom Energy Corp. Class A			77,641	406
	Artesian Resources Corp.			10,398	389
*	Atlantic Power Corp.			141,382	303
*,^	Cadiz Inc.			22,248	260
*	Pure Cycle Corp.			22,924	256
	RGC Resources Inc.			8,637	250
*	Vivint Solar Inc.			53,775	235
*	Sunnova Energy International Inc.			17,369	175
	Genie Energy Ltd. Class B			20,232	145
	Spark Energy Inc. Class A			14,892	93
					1,117,868
Total Common Stocks (Cost $19,257,027)					31,972,580

Preferred Stocks (0.0%)
	Air T Funding Pfd., 8.00%, 6/7/24 (Cost $3)			165	3
		Coupon

Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund	0.943%		1,812,904	181,073

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.543%	4/16/20	777	777
4	United States Treasury Bill	1.551%	5/14/20	7,750	7,749
					8,526
Total Temporary Cash Investments (Cost $189,667)					189,599
Total Investments (100.2%) (Cost $19,446,697)					32,162,182
Other Asset and Liabilities-Net (-0.2%)2,4					(52,085)
Net Assets (100%)					32,110,097
Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,684,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Collateral of $82,281,000 was received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $8,527,000 and cash of $6,261,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	1,082	139,021	(2,023)
E-mini Russell 2000 Index	June 2020	125	7,173	(141)
E-mini S&P Mid-Cap 400 Index	June 2020	30	4,313	(293)
				(2,457)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Total Stock Market Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	31,972,148	9	423	31,972,580
Preferred Stocks	3	—	—	3
Temporary Cash Investments	181,073	8,526	—	189,599
Total	32,153,224	8,535	423	32,162,182
Derivative Financial Instruments
Assets
Futures Contracts[1]	229	—	—	229
Liabilities
Futures Contracts[1]	2,535	—	—	2,535
1 Represents variation margin on the last day of the reporting period.